Shareholder Report, Holdings (Details)	Dec. 31, 2025
JNL/AMERICAN FUNDS BALANCED FUND (A) | Global Balanced 12 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS BALANCED FUND (A) | Total Net Assets 13 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (A) | Domestic Fixed Income 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (A) | Total Net Assets 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (A) | Global Balanced 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (A) | Total Net Assets 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (A) | Global Fixed Income 79 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (A) | Total Net Assets 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (A) | Global Equity 100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (A) | Total Net Assets 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (A) | Global Equity 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (A) | Total Net Assets 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (A) | Domestic Equity 155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (A) | Total Net Assets 156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A) | Domestic Equity 175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A) | Total Net Assets 176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A) | International Equity 196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A) | Total Net Assets 197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (A) | Emerging Markets Equity 217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (A) | Total Net Assets 218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (A) | Domestic Equity 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (A) | Total Net Assets 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (A) | Domestic Fixed Income 264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (A) | Total Net Assets 265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (A) | Emerging Markets Equity 285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (A) | Total Net Assets 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (A) | International Equity 306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (A) | Total Net Assets 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A) | Domestic Equity 335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A) | Total Net Assets 336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (A) | Domestic Equity 358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (A) | Total Net Assets 359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Domestic Equity 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | International Equity 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Global Equity 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Alternative 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Total Net Assets 389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Conservative Allocation Fund (A) | Domestic Fixed Income 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
JNL Conservative Allocation Fund (A) | Alternative 414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL Conservative Allocation Fund (A) | Domestic Equity 415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL Conservative Allocation Fund (A) | Domestic Balanced 416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Conservative Allocation Fund (A) | Emerging Markets Fixed Income 417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL Conservative Allocation Fund (A) | International Equity 418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL Conservative Allocation Fund (A) | Emerging Markets Equity 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL Conservative Allocation Fund (A) | Total Net Assets 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL GROWTH ALLOCATION FUND (A) | Domestic Equity 444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
JNL GROWTH ALLOCATION FUND (A) | International Equity 445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL GROWTH ALLOCATION FUND (A) | Alternative 447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL GROWTH ALLOCATION FUND (A) | Global Equity 449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL GROWTH ALLOCATION FUND (A) | Total Net Assets 451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Moderate Allocation Fund (A) | Domestic Fixed Income 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
JNL Moderate Allocation Fund (A) | Domestic Equity 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL Moderate Allocation Fund (A) | Alternative 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL Moderate Allocation Fund (A) | International Equity 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL Moderate Allocation Fund (A) | Domestic Balanced 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL Moderate Allocation Fund (A) | Emerging Markets Equity 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Moderate Allocation Fund (A) | Emerging Markets Fixed Income 481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Moderate Allocation Fund (A) | Global Equity 482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Moderate Allocation Fund (A) | Total Net Assets 483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Domestic Equity 507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
JNL MODERATE GROWTH ALLOCATION FUND (A) | International Equity 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Alternative 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Global Equity 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Total Net Assets 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Domestic Equity 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | International Equity 539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Emerging Markets Equity 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Domestic Fixed Income 541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Alternative 542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Total Net Assets 543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Conservative Fund (A) | Domestic Fixed Income 567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
JNL/JPMorgan Managed Conservative Fund (A) | Domestic Equity 568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/JPMorgan Managed Conservative Fund (A) | Alternative 569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/JPMorgan Managed Conservative Fund (A) | International Equity 570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMorgan Managed Conservative Fund (A) | Global Fixed Income 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMorgan Managed Conservative Fund (A) | Emerging Markets Equity 572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Managed Conservative Fund (A) | Total Net Assets 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Growth Fund (A) | Domestic Equity 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
JNL/JPMorgan Managed Growth Fund (A) | International Equity 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
JNL/JPMorgan Managed Growth Fund (A) | Domestic Fixed Income 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/JPMorgan Managed Growth Fund (A) | Alternative 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Growth Fund (A) | Emerging Markets Equity 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/JPMorgan Managed Growth Fund (A) | Total Net Assets 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Fund (A) | Domestic Fixed Income 626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
JNL/JPMorgan Managed Moderate Fund (A) | Domestic Equity 627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
JNL/JPMorgan Managed Moderate Fund (A) | International Equity 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/JPMorgan Managed Moderate Fund (A) | Alternative 629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/JPMorgan Managed Moderate Fund (A) | Global Fixed Income 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMorgan Managed Moderate Fund (A) | Emerging Markets Equity 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/JPMorgan Managed Moderate Fund (A) | Total Net Assets 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Domestic Equity 656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Domestic Fixed Income 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
JNL/JPMorgan Managed Moderate Growth Fund (A) | International Equity 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Alternative 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Emerging Markets Equity 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Total Net Assets 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Domestic Equity 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | International Equity 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Global Equity 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Total Net Assets 691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Moderate Allocation Fund (A) | Domestic Fixed Income 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
JNL/American Funds Moderate Allocation Fund (A) | Domestic Equity 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/American Funds Moderate Allocation Fund (A) | International Equity 723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/American Funds Moderate Allocation Fund (A) | Global Equity 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/American Funds Moderate Allocation Fund (A) | Emerging Markets Fixed Income 725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/American Funds Moderate Allocation Fund (A) | Emerging Markets Equity 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/American Funds Moderate Allocation Fund (A) | Total Net Assets 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Domestic Equity 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | International Equity 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Global Equity 754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Total Net Assets 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Growth ETF Allocation Fund (A) | Domestic Equity 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
JNL Growth ETF Allocation Fund (A) | International Equity 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL Growth ETF Allocation Fund (A) | Domestic Fixed Income 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL Growth ETF Allocation Fund (A) | Emerging Markets Equity 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Growth ETF Allocation Fund (A) | Securities Lending Collateral 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL Growth ETF Allocation Fund (A) | Global Equity 792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL Growth ETF Allocation Fund (A) | Total Net Assets 794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.20%
JNL Moderate ETF Allocation Fund (A) | Domestic Fixed Income 818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
JNL Moderate ETF Allocation Fund (A) | Domestic Equity 819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
JNL Moderate ETF Allocation Fund (A) | International Equity 820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL Moderate ETF Allocation Fund (A) | Securities Lending Collateral 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL Moderate ETF Allocation Fund (A) | Emerging Markets Equity 822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL Moderate ETF Allocation Fund (A) | Emerging Markets Fixed Income 823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Moderate ETF Allocation Fund (A) | Short Term Investments 824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Moderate ETF Allocation Fund (A) | Total Net Assets 825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
JNL Moderate Growth ETF Allocation Fund (A) | Domestic Equity 849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
JNL Moderate Growth ETF Allocation Fund (A) | Domestic Fixed Income 850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
JNL Moderate Growth ETF Allocation Fund (A) | International Equity 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL Moderate Growth ETF Allocation Fund (A) | Emerging Markets Equity 852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL Moderate Growth ETF Allocation Fund (A) | Securities Lending Collateral 853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL Moderate Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL Moderate Growth ETF Allocation Fund (A) | Global Equity 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL Moderate Growth ETF Allocation Fund (A) | Short Term Investments 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL Moderate Growth ETF Allocation Fund (A) | Total Net Assets 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
JNL/Vanguard Growth ETF Allocation Fund (A) | Domestic Equity 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
JNL/Vanguard Growth ETF Allocation Fund (A) | International Equity 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/Vanguard Growth ETF Allocation Fund (A) | Domestic Fixed Income 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/Vanguard Growth ETF Allocation Fund (A) | Emerging Markets Equity 884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Vanguard Growth ETF Allocation Fund (A) | Securities Lending Collateral 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Vanguard Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Vanguard Growth ETF Allocation Fund (A) | Short Term Investments 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Vanguard Growth ETF Allocation Fund (A) | Total Net Assets 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Domestic Fixed Income 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Domestic Equity 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
JNL/Vanguard Moderate ETF Allocation Fund (A) | International Equity 914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Securities Lending Collateral 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Emerging Markets Fixed Income 916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Emerging Markets Equity 917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Short Term Investments 918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Total Net Assets 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.70%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Domestic Equity 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Domestic Fixed Income 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | International Equity 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Emerging Markets Equity 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Securities Lending Collateral 948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Short Term Investments 949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Total Net Assets 950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
JNL Multi-Manager Alternative Fund (A) | Other Short Term Investments 972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
JNL Multi-Manager Alternative Fund (A) | Information Technology 973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL Multi-Manager Alternative Fund (A) | Communication Services 974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL Multi-Manager Alternative Fund (A) | Financials 975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL Multi-Manager Alternative Fund (A) | Private Investment Funds 976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Alternative Fund (A) | Health Care 977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL Multi-Manager Alternative Fund (A) | Industrials 978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL Multi-Manager Alternative Fund (A) | Non U S Government Agency A B S 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL Multi-Manager Alternative Fund (A) | Consumer Discretionary 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL Multi-Manager Alternative Fund (A) | U S Government Agency M B S 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL Multi-Manager Alternative Fund (A) | Other Sectors 982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL Multi-Manager Alternative Fund (A) | Total Net Assets 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.20%
JNL Multi-Manager Alternative Fund (A) | Information Technology 985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
JNL Multi-Manager Alternative Fund (A) | Investment Companies 986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
JNL Multi-Manager Alternative Fund (A) | Consumer Discretionary 987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
JNL Multi-Manager Alternative Fund (A) | Derivative Instruments 988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
JNL Multi-Manager Alternative Fund (A) | Industrials 989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
JNL Multi-Manager Alternative Fund (A) | Health Care 990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL Multi-Manager Alternative Fund (A) | Government Securities 991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL Multi-Manager Alternative Fund (A) | Financials 992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
JNL Multi-Manager Alternative Fund (A) | Materials 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL Multi-Manager Alternative Fund (A) | Communication Services 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL Multi-Manager Alternative Fund (A) | Other Sectors 995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL Multi-Manager Alternative Fund (A) | Total Net Assets 996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Financials 1020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Information Technology 1021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Industrials 1022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Consumer Discretionary 1023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Communication Services 1024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Materials 1025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Consumer Staples 1026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Utilities 1027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Energy 1028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Other Short Term Investments 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Other Sectors 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Total Net Assets 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Derivative Instruments 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Total Net Assets 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL Multi-Manager Floating Rate Income Fund (A) | Industrials 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
JNL Multi-Manager Floating Rate Income Fund (A) | Information Technology 1057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL Multi-Manager Floating Rate Income Fund (A) | Communication Services 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL Multi-Manager Floating Rate Income Fund (A) | Financials 1059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL Multi-Manager Floating Rate Income Fund (A) | Consumer Discretionary 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL Multi-Manager Floating Rate Income Fund (A) | Health Care 1061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Multi-Manager Floating Rate Income Fund (A) | Other Short Term Investments 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL Multi-Manager Floating Rate Income Fund (A) | Energy 1063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Multi-Manager Floating Rate Income Fund (A) | Consumer Staples 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager Floating Rate Income Fund (A) | Materials 1065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager Floating Rate Income Fund (A) | Other Sectors 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Multi-Manager Floating Rate Income Fund (A) | Total Net Assets 1067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Multi-Manager International Small Cap Fund (A) | Industrials 1095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL Multi-Manager International Small Cap Fund (A) | Financials 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
JNL Multi-Manager International Small Cap Fund (A) | Information Technology 1097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL Multi-Manager International Small Cap Fund (A) | Materials 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL Multi-Manager International Small Cap Fund (A) | Consumer Discretionary 1099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL Multi-Manager International Small Cap Fund (A) | Communication Services 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL Multi-Manager International Small Cap Fund (A) | Health Care 1101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager International Small Cap Fund (A) | Utilities 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Multi-Manager International Small Cap Fund (A) | Consumer Staples 1103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager International Small Cap Fund (A) | Real Estate 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL Multi-Manager International Small Cap Fund (A) | Other Sectors 1105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL Multi-Manager International Small Cap Fund (A) | Total Net Assets 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL Multi-Manager International Small Cap Fund (A) | Derivative Instruments 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL Multi-Manager International Small Cap Fund (A) | Total Net Assets 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL MULTI-MANAGER MID CAP FUND (A) | Industrials 1137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
JNL MULTI-MANAGER MID CAP FUND (A) | Financials 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL MULTI-MANAGER MID CAP FUND (A) | Information Technology 1139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL MULTI-MANAGER MID CAP FUND (A) | Health Care 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Consumer Discretionary 1141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL MULTI-MANAGER MID CAP FUND (A) | Consumer Staples 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL MULTI-MANAGER MID CAP FUND (A) | Materials 1143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL MULTI-MANAGER MID CAP FUND (A) | Communication Services 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER MID CAP FUND (A) | Real Estate 1145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER MID CAP FUND (A) | Other Short Term Investments 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL MULTI-MANAGER MID CAP FUND (A) | Other Sectors 1147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL MULTI-MANAGER MID CAP FUND (A) | Total Net Assets 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Industrials 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Information Technology 1179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
JNL Multi-Manager Small Cap Growth Fund (A) | Health Care 1180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Consumer Discretionary 1181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Small Cap Growth Fund (A) | Financials 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL Multi-Manager Small Cap Growth Fund (A) | Consumer Staples 1183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Communication Services 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL Multi-Manager Small Cap Growth Fund (A) | Other Short Term Investments 1185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL Multi-Manager Small Cap Growth Fund (A) | Energy 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Securities Lending Collateral 1187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL Multi-Manager Small Cap Growth Fund (A) | Other Sectors 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL Multi-Manager Small Cap Growth Fund (A) | Total Net Assets 1189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Industrials 1219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Financials 1220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Consumer Discretionary 1221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Health Care 1222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Information Technology 1223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Materials 1224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Real Estate 1225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Energy 1226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Consumer Staples 1227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Utilities 1228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Other Sectors 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Total Net Assets 1230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL Multi-Manager U.S. Select Equity Fund (A) | Information Technology 1250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL Multi-Manager U.S. Select Equity Fund (A) | Financials 1251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL Multi-Manager U.S. Select Equity Fund (A) | Health Care 1252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL Multi-Manager U.S. Select Equity Fund (A) | Industrials 1253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL Multi-Manager U.S. Select Equity Fund (A) | Consumer Staples 1254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL Multi-Manager U.S. Select Equity Fund (A) | Consumer Discretionary 1255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL Multi-Manager U.S. Select Equity Fund (A) | Utilities 1256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL Multi-Manager U.S. Select Equity Fund (A) | Communication Services 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL Multi-Manager U.S. Select Equity Fund (A) | Real Estate 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Multi-Manager U.S. Select Equity Fund (A) | Energy 1259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL Multi-Manager U.S. Select Equity Fund (A) | Other Sectors 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL Multi-Manager U.S. Select Equity Fund (A) | Total Net Assets 1261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/AB Sustainable Global Thematic Fund (A) | Information Technology 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
JNL/AB Sustainable Global Thematic Fund (A) | Derivative Instruments 1290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
JNL/AB Sustainable Global Thematic Fund (A) | Industrials 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/AB Sustainable Global Thematic Fund (A) | Financials 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/AB Sustainable Global Thematic Fund (A) | Health Care 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/AB Sustainable Global Thematic Fund (A) | Other Short Term Investments 1294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/AB Sustainable Global Thematic Fund (A) | Utilities 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/AB Sustainable Global Thematic Fund (A) | Consumer Discretionary 1296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/AB Sustainable Global Thematic Fund (A) | Consumer Staples 1297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/AB Sustainable Global Thematic Fund (A) | Communication Services 1298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AB Sustainable Global Thematic Fund (A) | Other Sectors 1299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/AB Sustainable Global Thematic Fund (A) | Total Net Assets 1300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.20%
JNL/AB Sustainable Global Thematic Fund (A) | Derivative Instruments 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.60%)
JNL/AB Sustainable Global Thematic Fund (A) | Total Net Assets 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.60%)
JNL/AQR Large Cap Defensive Style Fund (A) | Information Technology 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL/AQR Large Cap Defensive Style Fund (A) | Consumer Staples 1324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/AQR Large Cap Defensive Style Fund (A) | Health Care 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/AQR Large Cap Defensive Style Fund (A) | Financials 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/AQR Large Cap Defensive Style Fund (A) | Industrials 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/AQR Large Cap Defensive Style Fund (A) | Communication Services 1328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/AQR Large Cap Defensive Style Fund (A) | Consumer Discretionary 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/AQR Large Cap Defensive Style Fund (A) | Energy 1330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/AQR Large Cap Defensive Style Fund (A) | Other Short Term Investments 1331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/AQR Large Cap Defensive Style Fund (A) | Derivative Instruments 1332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/AQR Large Cap Defensive Style Fund (A) | Other Sectors 1333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/AQR Large Cap Defensive Style Fund (A) | Total Net Assets 1334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Derivative Instruments 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Information Technology 1357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Financials 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Consumer Discretionary 1359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Industrials 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Communication Services 1361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Other Short Term Investments 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Health Care 1363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Non U S Government Agency A B S 1364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Consumer Staples 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Other Sectors 1366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Total Net Assets 1367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	213.10%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Derivative Instruments 1369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.60%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Total Net Assets 1370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.60%)
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Materials 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Energy 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Other Short Term Investments 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Securities Lending Collateral 1395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Consumer Staples 1396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Industrials 1397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Total Net Assets 1398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Information Technology 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Communication Services 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Consumer Discretionary 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Health Care 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Industrials 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Financials 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Other Short Term Investments 1426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Consumer Staples 1427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Materials 1428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Energy 1429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Total Net Assets 1430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Financials 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Industrials 1453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Information Technology 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Health Care 1455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Consumer Staples 1456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Consumer Discretionary 1457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Materials 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Communication Services 1459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Utilities 1460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Other Short Term Investments 1461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Other Sectors 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Total Net Assets 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/ClearBridge Large Cap Growth Fund (A) | Information Technology 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
JNL/ClearBridge Large Cap Growth Fund (A) | Consumer Discretionary 1486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/ClearBridge Large Cap Growth Fund (A) | Communication Services 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/ClearBridge Large Cap Growth Fund (A) | Industrials 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/ClearBridge Large Cap Growth Fund (A) | Health Care 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/ClearBridge Large Cap Growth Fund (A) | Financials 1490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/ClearBridge Large Cap Growth Fund (A) | Materials 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/ClearBridge Large Cap Growth Fund (A) | Consumer Staples 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/ClearBridge Large Cap Growth Fund (A) | Other Short Term Investments 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/ClearBridge Large Cap Growth Fund (A) | Real Estate 1494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/ClearBridge Large Cap Growth Fund (A) | Total Net Assets 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Cohen & Steers U.S. Realty Fund (A) | Real Estate 1517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
JNL/Cohen & Steers U.S. Realty Fund (A) | Consumer Discretionary 1518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Cohen & Steers U.S. Realty Fund (A) | Health Care 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Cohen & Steers U.S. Realty Fund (A) | Securities Lending Collateral 1520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Cohen & Steers U.S. Realty Fund (A) | Other Short Term Investments 1521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Cohen & Steers U.S. Realty Fund (A) | Warrants 1522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Cohen & Steers U.S. Realty Fund (A) | Total Net Assets 1523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/DFA International Core Equity Fund (A) | Financials 1549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/DFA International Core Equity Fund (A) | Industrials 1550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
JNL/DFA International Core Equity Fund (A) | Materials 1551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/DFA International Core Equity Fund (A) | Consumer Discretionary 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/DFA International Core Equity Fund (A) | Health Care 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/DFA International Core Equity Fund (A) | Energy 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/DFA International Core Equity Fund (A) | Consumer Staples 1555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/DFA International Core Equity Fund (A) | Information Technology 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/DFA International Core Equity Fund (A) | Communication Services 1557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/DFA International Core Equity Fund (A) | Utilities 1558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/DFA International Core Equity Fund (A) | Other Sectors 1559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/DFA International Core Equity Fund (A) | Total Net Assets 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
JNL/DFA International Core Equity Fund (A) | Derivative Instruments 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/DFA International Core Equity Fund (A) | Total Net Assets 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/DFA U.S. CORE EQUITY FUND (A) | Information Technology 1583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/DFA U.S. CORE EQUITY FUND (A) | Financials 1584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/DFA U.S. CORE EQUITY FUND (A) | Industrials 1585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/DFA U.S. CORE EQUITY FUND (A) | Consumer Discretionary 1586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/DFA U.S. CORE EQUITY FUND (A) | Communication Services 1587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/DFA U.S. CORE EQUITY FUND (A) | Health Care 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/DFA U.S. CORE EQUITY FUND (A) | Consumer Staples 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DFA U.S. CORE EQUITY FUND (A) | Energy 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DFA U.S. CORE EQUITY FUND (A) | Materials 1591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/DFA U.S. CORE EQUITY FUND (A) | Utilities 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. CORE EQUITY FUND (A) | Other Sectors 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/DFA U.S. CORE EQUITY FUND (A) | Total Net Assets 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/DFA U.S. Small Cap Fund (A) | Industrials 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/DFA U.S. Small Cap Fund (A) | Financials 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/DFA U.S. Small Cap Fund (A) | Consumer Discretionary 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/DFA U.S. Small Cap Fund (A) | Health Care 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/DFA U.S. Small Cap Fund (A) | Information Technology 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/DFA U.S. Small Cap Fund (A) | Materials 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/DFA U.S. Small Cap Fund (A) | Energy 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/DFA U.S. Small Cap Fund (A) | Consumer Staples 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/DFA U.S. Small Cap Fund (A) | Utilities 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/DFA U.S. Small Cap Fund (A) | Communication Services 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/DFA U.S. Small Cap Fund (A) | Other Sectors 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. Small Cap Fund (A) | Total Net Assets 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
JNL/DoubleLine Core Fixed Income Fund (A) | Derivative Instruments 1647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
JNL/DoubleLine Core Fixed Income Fund (A) | Government Securities 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
JNL/DoubleLine Core Fixed Income Fund (A) | U S Government Agency M B S 1649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
JNL/DoubleLine Core Fixed Income Fund (A) | Non U S Government Agency A B S 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
JNL/DoubleLine Core Fixed Income Fund (A) | Financials 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/DoubleLine Core Fixed Income Fund (A) | Utilities 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DoubleLine Core Fixed Income Fund (A) | Industrials 1653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/DoubleLine Core Fixed Income Fund (A) | Information Technology 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DoubleLine Core Fixed Income Fund (A) | Energy 1655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Core Fixed Income Fund (A) | Consumer Discretionary 1656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/DoubleLine Core Fixed Income Fund (A) | Other Sectors 1657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/DoubleLine Core Fixed Income Fund (A) | Total Net Assets 1658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	171.10%
JNL/DoubleLine Core Fixed Income Fund (A) | Derivative Instruments 1660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
JNL/DoubleLine Core Fixed Income Fund (A) | Total Net Assets 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Financials 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Energy 1684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Utilities 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Materials 1686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Consumer Staples 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Government Securities 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Industrials 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Other Short Term Investments 1690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Consumer Discretionary 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Real Estate 1692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Other Sectors 1693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Total Net Assets 1694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Derivative Instruments 1713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Non U S Government Agency A B S 1714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Government Securities 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Other Short Term Investments 1716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | U S Government Agency M B S 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Financials 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Industrials 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Utilities 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Information Technology 1721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Energy 1722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Other Sectors 1723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Total Net Assets 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	201.00%
JNL/DoubleLine Total Return Fund (A) | Derivative Instruments 1744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
JNL/DoubleLine Total Return Fund (A) | U S Government Agency M B S 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
JNL/DoubleLine Total Return Fund (A) | Non U S Government Agency A B S 1746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
JNL/DoubleLine Total Return Fund (A) | Other Short Term Investments 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Total Return Fund (A) | Government Securities 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/DoubleLine Total Return Fund (A) | Total Net Assets 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	169.30%
JNL/DoubleLine Total Return Fund (A) | Derivative Instruments 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/DoubleLine Total Return Fund (A) | Total Net Assets 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/Dreyfus Government Money Market Fund (A) | Government Securities 1767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
JNL/Dreyfus Government Money Market Fund (A) | Repurchase Agreements 1768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
JNL/Dreyfus Government Money Market Fund (A) | Discount Notes 1769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Dreyfus Government Money Market Fund (A) | Total Net Assets 1770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Government Securities 1790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | U S Government Agency M B S 1791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Non U S Government Agency A B S 1792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Financials 1793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Derivative Instruments 1794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Other Short Term Investments 1795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Energy 1796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Industrials 1797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Communication Services 1798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Real Estate 1799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Other Sectors 1800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Total Net Assets 1801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Derivative Instruments 1803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | U S Government Agency M B S 1804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Total Net Assets 1805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Utilities 1833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Industrials 1834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Energy 1835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Real Estate 1836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Communication Services 1837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Other Short Term Investments 1838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Securities Lending Collateral 1839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Total Net Assets 1840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Equity Linked Structured Notes 1862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Health Care 1863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Energy 1864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Industrials 1865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Financials 1866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Utilities 1867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | U S Government Agency M B S 1868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Consumer Staples 1869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Materials 1870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Consumer Discretionary 1871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Other Sectors 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Total Net Assets 1873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Information Technology 1906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
JNL/GOLDMAN SACHS 4 FUND (A) | Financials 1907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Communication Services 1908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/GOLDMAN SACHS 4 FUND (A) | Consumer Discretionary 1909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/GOLDMAN SACHS 4 FUND (A) | Health Care 1910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/GOLDMAN SACHS 4 FUND (A) | Industrials 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Consumer Staples 1912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/GOLDMAN SACHS 4 FUND (A) | Utilities 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GOLDMAN SACHS 4 FUND (A) | Real Estate 1914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GOLDMAN SACHS 4 FUND (A) | Energy 1915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/GOLDMAN SACHS 4 FUND (A) | Other Sectors 1916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (A) | Total Net Assets 1917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/GQG Emerging Markets Equity Fund (A) | Financials 1937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
JNL/GQG Emerging Markets Equity Fund (A) | Consumer Staples 1938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/GQG Emerging Markets Equity Fund (A) | Utilities 1939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/GQG Emerging Markets Equity Fund (A) | Industrials 1940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/GQG Emerging Markets Equity Fund (A) | Communication Services 1941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/GQG Emerging Markets Equity Fund (A) | Information Technology 1942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/GQG Emerging Markets Equity Fund (A) | Energy 1943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/GQG Emerging Markets Equity Fund (A) | Materials 1944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/GQG Emerging Markets Equity Fund (A) | Other Short Term Investments 1945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/GQG Emerging Markets Equity Fund (A) | Health Care 1946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/GQG Emerging Markets Equity Fund (A) | Other Sectors 1947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/GQG Emerging Markets Equity Fund (A) | Total Net Assets 1948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
JNL/GQG Emerging Markets Equity Fund (A) | Derivative Instruments 1950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/GQG Emerging Markets Equity Fund (A) | Total Net Assets 1951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Invesco Diversified Dividend Fund (A) | Financials 1973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
JNL/Invesco Diversified Dividend Fund (A) | Health Care 1974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/Invesco Diversified Dividend Fund (A) | Information Technology 1975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/Invesco Diversified Dividend Fund (A) | Industrials 1976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/Invesco Diversified Dividend Fund (A) | Consumer Staples 1977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/Invesco Diversified Dividend Fund (A) | Consumer Discretionary 1978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/Invesco Diversified Dividend Fund (A) | Communication Services 1979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Invesco Diversified Dividend Fund (A) | Energy 1980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Invesco Diversified Dividend Fund (A) | Utilities 1981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Invesco Diversified Dividend Fund (A) | Materials 1982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Invesco Diversified Dividend Fund (A) | Other Sectors 1983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Invesco Diversified Dividend Fund (A) | Total Net Assets 1984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Information Technology 2004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Communication Services 2005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Health Care 2006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Financials 2007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Consumer Discretionary 2008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Industrials 2009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Real Estate 2010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Materials 2011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Other Short Term Investments 2012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Total Net Assets 2013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Industrials 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Health Care 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Information Technology 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Financials 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Consumer Discretionary 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Energy 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Utilities 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Materials 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Communication Services 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Other Short Term Investments 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Other Sectors 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Total Net Assets 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Derivative Instruments 2068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Government Securities 2069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Financials 2070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Information Technology 2071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Other Short Term Investments 2072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Consumer Discretionary 2073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Industrials 2074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Communication Services 2075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Health Care 2076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Investment Companies 2077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Other Sectors 2078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Total Net Assets 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	161.70%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Derivative Instruments 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.90%)
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Total Net Assets 2082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.90%)
JNL/JPMorgan Hedged Equity Fund (A) | Information Technology 2103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
JNL/JPMorgan Hedged Equity Fund (A) | Financials 2104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/JPMorgan Hedged Equity Fund (A) | Consumer Discretionary 2105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/JPMorgan Hedged Equity Fund (A) | Communication Services 2106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/JPMorgan Hedged Equity Fund (A) | Health Care 2107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/JPMorgan Hedged Equity Fund (A) | Industrials 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/JPMorgan Hedged Equity Fund (A) | Consumer Staples 2109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/JPMorgan Hedged Equity Fund (A) | Energy 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/JPMorgan Hedged Equity Fund (A) | Utilities 2111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/JPMorgan Hedged Equity Fund (A) | Real Estate 2112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/JPMorgan Hedged Equity Fund (A) | Other Sectors 2113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/JPMorgan Hedged Equity Fund (A) | Total Net Assets 2114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/JPMorgan Hedged Equity Fund (A) | Derivative Instruments 2116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/JPMorgan Hedged Equity Fund (A) | Total Net Assets 2117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Consumer Discretionary 2139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Industrials 2140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Health Care 2141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Information Technology 2142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Financials 2143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Communication Services 2144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Energy 2145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Utilities 2146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Consumer Staples 2147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Real Estate 2148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Other Sectors 2149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Total Net Assets 2150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Information Technology 2174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Communication Services 2175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Consumer Discretionary 2176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Health Care 2177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Consumer Staples 2178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Derivative Instruments 2179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Industrials 2180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Other Short Term Investments 2181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Utilities 2182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Materials 2183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Other Sectors 2184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Total Net Assets 2185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Derivative Instruments 2187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Total Net Assets 2188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | U S Government Agency M B S 2210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Government Securities 2211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Non U S Government Agency A B S 2212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Financials 2213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Communication Services 2214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Other Short Term Investments 2215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Utilities 2216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Securities Lending Collateral 2217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Information Technology 2218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Consumer Staples 2219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Other Sectors 2220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Total Net Assets 2221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Derivative Instruments 2223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Total Net Assets 2224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL/JPMORGAN U.S. VALUE FUND (A) | Financials 2246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
JNL/JPMORGAN U.S. VALUE FUND (A) | Industrials 2247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/JPMORGAN U.S. VALUE FUND (A) | Health Care 2248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/JPMORGAN U.S. VALUE FUND (A) | Consumer Discretionary 2249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/JPMORGAN U.S. VALUE FUND (A) | Information Technology 2250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/JPMORGAN U.S. VALUE FUND (A) | Communication Services 2251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMORGAN U.S. VALUE FUND (A) | Energy 2252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/JPMORGAN U.S. VALUE FUND (A) | Consumer Staples 2253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/JPMORGAN U.S. VALUE FUND (A) | Utilities 2254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/JPMORGAN U.S. VALUE FUND (A) | Materials 2255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. VALUE FUND (A) | Other Sectors 2256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMORGAN U.S. VALUE FUND (A) | Total Net Assets 2257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Lazard International Quality Growth Fund (A) | Information Technology 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
JNL/Lazard International Quality Growth Fund (A) | Industrials 2278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
JNL/Lazard International Quality Growth Fund (A) | Financials 2279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/Lazard International Quality Growth Fund (A) | Health Care 2280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/Lazard International Quality Growth Fund (A) | Communication Services 2281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Lazard International Quality Growth Fund (A) | Consumer Staples 2282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/Lazard International Quality Growth Fund (A) | Consumer Discretionary 2283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/Lazard International Quality Growth Fund (A) | Other Short Term Investments 2284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Lazard International Quality Growth Fund (A) | Total Net Assets 2285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Loomis Sayles Global Growth Fund (A) | Consumer Discretionary 2311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
JNL/Loomis Sayles Global Growth Fund (A) | Communication Services 2312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
JNL/Loomis Sayles Global Growth Fund (A) | Information Technology 2313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
JNL/Loomis Sayles Global Growth Fund (A) | Health Care 2314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/Loomis Sayles Global Growth Fund (A) | Industrials 2315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Loomis Sayles Global Growth Fund (A) | Financials 2316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Loomis Sayles Global Growth Fund (A) | Consumer Staples 2317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Loomis Sayles Global Growth Fund (A) | Other Short Term Investments 2318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Loomis Sayles Global Growth Fund (A) | Total Net Assets 2319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Lord Abbett Short Duration Income Fund (A) | Derivative Instruments 2347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
JNL/Lord Abbett Short Duration Income Fund (A) | Non U S Government Agency A B S 2348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
JNL/Lord Abbett Short Duration Income Fund (A) | Financials 2349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
JNL/Lord Abbett Short Duration Income Fund (A) | Energy 2350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/Lord Abbett Short Duration Income Fund (A) | Industrials 2351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/Lord Abbett Short Duration Income Fund (A) | Consumer Discretionary 2352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/Lord Abbett Short Duration Income Fund (A) | Government Securities 2353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Lord Abbett Short Duration Income Fund (A) | Health Care 2354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Lord Abbett Short Duration Income Fund (A) | Utilities 2355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Lord Abbett Short Duration Income Fund (A) | Information Technology 2356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Lord Abbett Short Duration Income Fund (A) | Other Sectors 2357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Lord Abbett Short Duration Income Fund (A) | Total Net Assets 2358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	147.40%
JNL/Lord Abbett Short Duration Income Fund (A) | Derivative Instruments 2360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
JNL/Lord Abbett Short Duration Income Fund (A) | Total Net Assets 2361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
JNL/Mellon Communication Services Sector Fund (A) | Communication Services 2383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
JNL/Mellon Communication Services Sector Fund (A) | Information Technology 2384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/Mellon Communication Services Sector Fund (A) | Derivative Instruments 2385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Mellon Communication Services Sector Fund (A) | Other Short Term Investments 2386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Communication Services Sector Fund (A) | Real Estate 2387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Communication Services Sector Fund (A) | Securities Lending Collateral 2388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (A) | Total Net Assets 2389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Consumer Discretionary 2411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Materials 2412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Industrials 2413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Consumer Staples 2414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Derivative Instruments 2415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Other Short Term Investments 2416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Securities Lending Collateral 2417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Total Net Assets 2418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Consumer Staples Sector Fund (A) | Consumer Staples 2446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
JNL/Mellon Consumer Staples Sector Fund (A) | Derivative Instruments 2447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Consumer Staples Sector Fund (A) | Consumer Discretionary 2448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Consumer Staples Sector Fund (A) | Other Short Term Investments 2449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (A) | Securities Lending Collateral 2450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Consumer Staples Sector Fund (A) | Total Net Assets 2451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Dow Index Fund (A) | Financials 2473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
JNL/Mellon Dow Index Fund (A) | Information Technology 2474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL/Mellon Dow Index Fund (A) | Industrials 2475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/Mellon Dow Index Fund (A) | Health Care 2476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/Mellon Dow Index Fund (A) | Consumer Discretionary 2477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/Mellon Dow Index Fund (A) | Consumer Staples 2478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/Mellon Dow Index Fund (A) | Materials 2479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/Mellon Dow Index Fund (A) | Communication Services 2480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Dow Index Fund (A) | Energy 2481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Dow Index Fund (A) | Derivative Instruments 2482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Dow Index Fund (A) | Other Sectors 2483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Dow Index Fund (A) | Total Net Assets 2484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Energy Sector Fund (A) | Energy 2506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Mellon Energy Sector Fund (A) | Derivative Instruments 2507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Energy Sector Fund (A) | Utilities 2508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (A) | Other Short Term Investments 2509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (A) | Securities Lending Collateral 2510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Energy Sector Fund (A) | Total Net Assets 2511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Financial Sector Fund (A) | Financials 2533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
JNL/Mellon Financial Sector Fund (A) | Derivative Instruments 2534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Financial Sector Fund (A) | Other Short Term Investments 2535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Financial Sector Fund (A) | Information Technology 2536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Financial Sector Fund (A) | Industrials 2537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Financial Sector Fund (A) | Securities Lending Collateral 2538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (A) | Health Care 2539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Financial Sector Fund (A) | Total Net Assets 2540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Healthcare Sector Fund (A) | Health Care 2562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
JNL/Mellon Healthcare Sector Fund (A) | Derivative Instruments 2563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Healthcare Sector Fund (A) | Other Short Term Investments 2564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Healthcare Sector Fund (A) | Materials 2565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (A) | Securities Lending Collateral 2566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Healthcare Sector Fund (A) | Rights 2567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Healthcare Sector Fund (A) | Total Net Assets 2568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Mellon Industrials Sector Fund (A) | Industrials 2590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
JNL/Mellon Industrials Sector Fund (A) | Consumer Discretionary 2591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Industrials Sector Fund (A) | Derivative Instruments 2592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Industrials Sector Fund (A) | Other Short Term Investments 2593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (A) | Financials 2594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (A) | Information Technology 2595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (A) | Materials 2596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Industrials Sector Fund (A) | Securities Lending Collateral 2597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Industrials Sector Fund (A) | Total Net Assets 2598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Mellon Information Technology Sector Fund (A) | Information Technology 2620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
JNL/Mellon Information Technology Sector Fund (A) | Industrials 2621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Mellon Information Technology Sector Fund (A) | Financials 2622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Information Technology Sector Fund (A) | Derivative Instruments 2623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (A) | Other Short Term Investments 2624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (A) | Consumer Discretionary 2625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (A) | Securities Lending Collateral 2626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (A) | Communication Services 2627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Information Technology Sector Fund (A) | Total Net Assets 2628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Materials Sector Fund (A) | Materials 2650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
JNL/Mellon Materials Sector Fund (A) | Industrials 2651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Materials Sector Fund (A) | Other Short Term Investments 2652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Materials Sector Fund (A) | Derivative Instruments 2653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Materials Sector Fund (A) | Total Net Assets 2654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/Mellon Nasdaq 100 Index Fund (A) | Information Technology 2682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
JNL/Mellon Nasdaq 100 Index Fund (A) | Communication Services 2683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
JNL/Mellon Nasdaq 100 Index Fund (A) | Consumer Discretionary 2684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/Mellon Nasdaq 100 Index Fund (A) | Health Care 2685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/Mellon Nasdaq 100 Index Fund (A) | Consumer Staples 2686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Mellon Nasdaq 100 Index Fund (A) | Industrials 2687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Mellon Nasdaq 100 Index Fund (A) | Utilities 2688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Mellon Nasdaq 100 Index Fund (A) | Materials 2689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Nasdaq 100 Index Fund (A) | Derivative Instruments 2690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (A) | Energy 2691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (A) | Other Sectors 2692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Mellon Nasdaq 100 Index Fund (A) | Total Net Assets 2693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Real Estate Sector Fund (A) | Real Estate 2715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
JNL/Mellon Real Estate Sector Fund (A) | Financials 2716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Mellon Real Estate Sector Fund (A) | Derivative Instruments 2717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Real Estate Sector Fund (A) | Securities Lending Collateral 2718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Real Estate Sector Fund (A) | Other Short Term Investments 2719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Real Estate Sector Fund (A) | Total Net Assets 2720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
JNL/MELLON S&P 500 INDEX FUND (A) | Information Technology 2740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
JNL/MELLON S&P 500 INDEX FUND (A) | Financials 2741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/MELLON S&P 500 INDEX FUND (A) | Communication Services 2742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/MELLON S&P 500 INDEX FUND (A) | Consumer Discretionary 2743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/MELLON S&P 500 INDEX FUND (A) | Health Care 2744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/MELLON S&P 500 INDEX FUND (A) | Industrials 2745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/MELLON S&P 500 INDEX FUND (A) | Securities Lending Collateral 2746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/MELLON S&P 500 INDEX FUND (A) | Consumer Staples 2747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/MELLON S&P 500 INDEX FUND (A) | Energy 2748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/MELLON S&P 500 INDEX FUND (A) | Utilities 2749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/MELLON S&P 500 INDEX FUND (A) | Other Sectors 2750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/MELLON S&P 500 INDEX FUND (A) | Total Net Assets 2751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
JNL/Mellon U.S. Stock Market Index Fund (A) | Information Technology 2773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
JNL/Mellon U.S. Stock Market Index Fund (A) | Financials 2774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/Mellon U.S. Stock Market Index Fund (A) | Consumer Discretionary 2775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/Mellon U.S. Stock Market Index Fund (A) | Communication Services 2776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/Mellon U.S. Stock Market Index Fund (A) | Health Care 2777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/Mellon U.S. Stock Market Index Fund (A) | Industrials 2778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/Mellon U.S. Stock Market Index Fund (A) | Consumer Staples 2779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Mellon U.S. Stock Market Index Fund (A) | Energy 2780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Mellon U.S. Stock Market Index Fund (A) | Utilities 2781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Mellon U.S. Stock Market Index Fund (A) | Real Estate 2782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Mellon U.S. Stock Market Index Fund (A) | Other Sectors 2783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon U.S. Stock Market Index Fund (A) | Total Net Assets 2784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/MELLON UTILITIES SECTOR FUND (A) | Utilities 2806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/MELLON UTILITIES SECTOR FUND (A) | Securities Lending Collateral 2807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/MELLON UTILITIES SECTOR FUND (A) | Derivative Instruments 2808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/MELLON UTILITIES SECTOR FUND (A) | Other Short Term Investments 2809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/MELLON UTILITIES SECTOR FUND (A) | Total Net Assets 2810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/Mellon World Index Fund (A) | Information Technology 2830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
JNL/Mellon World Index Fund (A) | Financials 2831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/Mellon World Index Fund (A) | Industrials 2832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/Mellon World Index Fund (A) | Consumer Discretionary 2833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/Mellon World Index Fund (A) | Health Care 2834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/Mellon World Index Fund (A) | Communication Services 2835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/Mellon World Index Fund (A) | Consumer Staples 2836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/Mellon World Index Fund (A) | Energy 2837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Mellon World Index Fund (A) | Materials 2838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Mellon World Index Fund (A) | Utilities 2839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Mellon World Index Fund (A) | Other Sectors 2840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon World Index Fund (A) | Total Net Assets 2841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon World Index Fund (A) | Derivative Instruments 2843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Mellon World Index Fund (A) | Total Net Assets 2844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/MFS MID CAP VALUE FUND (A) | Industrials 2872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/MFS MID CAP VALUE FUND (A) | Financials 2873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/MFS MID CAP VALUE FUND (A) | Consumer Discretionary 2874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/MFS MID CAP VALUE FUND (A) | Health Care 2875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/MFS MID CAP VALUE FUND (A) | Information Technology 2876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/MFS MID CAP VALUE FUND (A) | Utilities 2877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/MFS MID CAP VALUE FUND (A) | Real Estate 2878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/MFS MID CAP VALUE FUND (A) | Energy 2879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/MFS MID CAP VALUE FUND (A) | Consumer Staples 2880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/MFS MID CAP VALUE FUND (A) | Materials 2881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/MFS MID CAP VALUE FUND (A) | Other Sectors 2882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/MFS MID CAP VALUE FUND (A) | Total Net Assets 2883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Financials 2911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Investment Companies 2912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Industrials 2913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Securities Lending Collateral 2914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Health Care 2915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Communication Services 2916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Other Short Term Investments 2917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Information Technology 2918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Total Net Assets 2919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Derivative Instruments 2921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Total Net Assets 2922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Morningstar SMID Moat Focus Index Fund (A) | Industrials 2946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Health Care 2947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Information Technology 2948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Consumer Discretionary 2949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Materials 2950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Financials 2951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Consumer Staples 2952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Utilities 2953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Energy 2954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Real Estate 2955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Other Sectors 2956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Total Net Assets 2957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Information Technology 2981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Financials 2982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Consumer Discretionary 2983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Health Care 2984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Industrials 2985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Communication Services 2986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Consumer Staples 2987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Real Estate 2988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Materials 2989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Energy 2990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Other Sectors 2991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Total Net Assets 2992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/Morningstar Wide Moat Index Fund (A) | Information Technology 3020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
JNL/Morningstar Wide Moat Index Fund (A) | Industrials 3021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/Morningstar Wide Moat Index Fund (A) | Health Care 3022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
JNL/Morningstar Wide Moat Index Fund (A) | Consumer Staples 3023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL/Morningstar Wide Moat Index Fund (A) | Consumer Discretionary 3024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Morningstar Wide Moat Index Fund (A) | Financials 3025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/Morningstar Wide Moat Index Fund (A) | Communication Services 3026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Morningstar Wide Moat Index Fund (A) | Derivative Instruments 3027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Morningstar Wide Moat Index Fund (A) | Other Short Term Investments 3028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar Wide Moat Index Fund (A) | Total Net Assets 3029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Derivative Instruments 3051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.80%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Financials 3052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Other Short Term Investments 3053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Non U S Government Agency A B S 3054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Health Care 3055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Communication Services 3056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Energy 3057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Industrials 3058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Information Technology 3059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Utilities 3060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Other Sectors 3061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Total Net Assets 3062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	203.90%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Derivative Instruments 3064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Neuberger Berman Commodity Strategy Fund (A) | Total Net Assets 3065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Derivative Instruments 3093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Other Short Term Investments 3094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Financials 3095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Health Care 3096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Communication Services 3097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Investment Companies 3098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Energy 3099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Industrials 3100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Utilities 3101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Information Technology 3102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Other Sectors 3103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Total Net Assets 3104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	184.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | U S Government Agency M B S 3132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Derivative Instruments 3133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Non U S Government Agency A B S 3134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Financials 3135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Government Securities 3136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Energy 3137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Utilities 3138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Communication Services 3139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Consumer Discretionary 3140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Industrials 3141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Other Sectors 3142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Total Net Assets 3143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	138.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Derivative Instruments 3145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Total Net Assets 3146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
JNL/Newton Equity Income Fund (A) | Financials 3174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
JNL/Newton Equity Income Fund (A) | Health Care 3175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/Newton Equity Income Fund (A) | Industrials 3176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/Newton Equity Income Fund (A) | Information Technology 3177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/Newton Equity Income Fund (A) | Energy 3178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/Newton Equity Income Fund (A) | Materials 3179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/Newton Equity Income Fund (A) | Communication Services 3180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Newton Equity Income Fund (A) | Consumer Discretionary 3181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Newton Equity Income Fund (A) | Other Short Term Investments 3182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Newton Equity Income Fund (A) | Utilities 3183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/Newton Equity Income Fund (A) | Other Sectors 3184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Newton Equity Income Fund (A) | Total Net Assets 3185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/PIMCO Income Fund (A) | Derivative Instruments 3205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.30%
JNL/PIMCO Income Fund (A) | U S Government Agency M B S 3206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
JNL/PIMCO Income Fund (A) | Non U S Government Agency A B S 3207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
JNL/PIMCO Income Fund (A) | Other Short Term Investments 3208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
JNL/PIMCO Income Fund (A) | Government Securities 3209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
JNL/PIMCO Income Fund (A) | Financials 3210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/PIMCO Income Fund (A) | Communication Services 3211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/PIMCO Income Fund (A) | Health Care 3212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PIMCO Income Fund (A) | Energy 3213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/PIMCO Income Fund (A) | Industrials 3214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/PIMCO Income Fund (A) | Other Sectors 3215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PIMCO Income Fund (A) | Total Net Assets 3216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	276.50%
JNL/PIMCO Income Fund (A) | Derivative Instruments 3218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(91.70%)
JNL/PIMCO Income Fund (A) | Total Net Assets 3219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(91.70%)
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Derivative Instruments 3241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Financials 3242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Government Securities 3243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Energy 3244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Utilities 3245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Real Estate 3246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Health Care 3247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | U S Government Agency M B S 3248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Non U S Government Agency A B S 3249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Industrials 3250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Other Sectors 3251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Total Net Assets 3252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	208.00%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Derivative Instruments 3254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Total Net Assets 3255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
JNL/PIMCO REAL RETURN FUND (A) | Government Securities 3277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.90%
JNL/PIMCO REAL RETURN FUND (A) | Derivative Instruments 3278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%
JNL/PIMCO REAL RETURN FUND (A) | U S Government Agency M B S 3279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/PIMCO REAL RETURN FUND (A) | Non U S Government Agency A B S 3280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/PIMCO REAL RETURN FUND (A) | Other Short Term Investments 3281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/PIMCO REAL RETURN FUND (A) | Communication Services 3282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/PIMCO REAL RETURN FUND (A) | Financials 3283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/PIMCO REAL RETURN FUND (A) | Consumer Discretionary 3284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (A) | Information Technology 3285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (A) | Total Net Assets 3286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	211.80%
JNL/PIMCO REAL RETURN FUND (A) | Derivative Instruments 3288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(67.90%)
JNL/PIMCO REAL RETURN FUND (A) | Government Securities 3289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
JNL/PIMCO REAL RETURN FUND (A) | Total Net Assets 3290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(70.70%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Financials 3312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Consumer Discretionary 3313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Industrials 3314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Energy 3315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Communication Services 3316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Information Technology 3317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Health Care 3318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Securities Lending Collateral 3319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Consumer Staples 3320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Other Short Term Investments 3321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Other Sectors 3322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Total Net Assets 3323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
JNL/PPM America Investment Grade Credit Fund (A) | Financials 3345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
JNL/PPM America Investment Grade Credit Fund (A) | Health Care 3346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/PPM America Investment Grade Credit Fund (A) | Utilities 3347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/PPM America Investment Grade Credit Fund (A) | Industrials 3348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/PPM America Investment Grade Credit Fund (A) | Communication Services 3349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/PPM America Investment Grade Credit Fund (A) | Consumer Staples 3350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/PPM America Investment Grade Credit Fund (A) | Information Technology 3351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/PPM America Investment Grade Credit Fund (A) | Energy 3352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/PPM America Investment Grade Credit Fund (A) | Non U S Government Agency A B S 3353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PPM America Investment Grade Credit Fund (A) | Government Securities 3354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/PPM America Investment Grade Credit Fund (A) | Other Sectors 3355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/PPM America Investment Grade Credit Fund (A) | Total Net Assets 3356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
JNL/PPM America Investment Grade Credit Fund (A) | Derivative Instruments 3358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM America Investment Grade Credit Fund (A) | Total Net Assets 3359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Government Securities 3379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | U S Government Agency M B S 3380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Financials 3381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Derivative Instruments 3382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Non U S Government Agency A B S 3383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Consumer Discretionary 3384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Utilities 3385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Communication Services 3386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Industrials 3387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Materials 3388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Other Sectors 3389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Total Net Assets 3390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.40%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Derivative Instruments 3392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Total Net Assets 3393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Industrials 3417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Financials 3418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Consumer Discretionary 3419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Information Technology 3420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Health Care 3421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Real Estate 3422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Energy 3423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Materials 3424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Consumer Staples 3425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Communication Services 3426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Other Sectors 3427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Total Net Assets 3428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Information Technology 3450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Financials 3451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Health Care 3452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Industrials 3453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Consumer Staples 3454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Consumer Discretionary 3455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Communication Services 3456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Energy 3457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Materials 3458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Utilities 3459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Other Sectors 3460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Total Net Assets 3461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/T. ROWE PRICE BALANCED FUND (A) | Information Technology 3485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/T. ROWE PRICE BALANCED FUND (A) | Financials 3486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/T. ROWE PRICE BALANCED FUND (A) | Government Securities 3487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/T. ROWE PRICE BALANCED FUND (A) | Industrials 3488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/T. ROWE PRICE BALANCED FUND (A) | Consumer Discretionary 3489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/T. ROWE PRICE BALANCED FUND (A) | U S Government Agency M B S 3490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. ROWE PRICE BALANCED FUND (A) | Health Care 3491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. ROWE PRICE BALANCED FUND (A) | Communication Services 3492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/T. ROWE PRICE BALANCED FUND (A) | Energy 3493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE BALANCED FUND (A) | Materials 3494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. ROWE PRICE BALANCED FUND (A) | Other Sectors 3495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
JNL/T. ROWE PRICE BALANCED FUND (A) | Total Net Assets 3496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
JNL/T. ROWE PRICE BALANCED FUND (A) | Derivative Instruments 3498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. ROWE PRICE BALANCED FUND (A) | Total Net Assets 3499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. Rowe Price Capital Appreciation Fund (A) | Information Technology 3521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Government Securities 3522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Health Care 3523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Financials 3524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Consumer Discretionary 3525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Utilities 3526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Communication Services 3527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Industrials 3528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Other Short Term Investments 3529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Energy 3530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Other Sectors 3531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Total Net Assets 3532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Derivative Instruments 3534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/T. Rowe Price Capital Appreciation Fund (A) | Total Net Assets 3535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Information Technology 3560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Health Care 3561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Financials 3562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Consumer Discretionary 3563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Utilities 3564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Communication Services 3565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Industrials 3566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Energy 3567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Consumer Staples 3568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Materials 3569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Other Sectors 3570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Total Net Assets 3571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/T. Rowe Price Growth Stock Fund (A) | Information Technology 3601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
JNL/T. Rowe Price Growth Stock Fund (A) | Communication Services 3602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/T. Rowe Price Growth Stock Fund (A) | Consumer Discretionary 3603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/T. Rowe Price Growth Stock Fund (A) | Health Care 3604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/T. Rowe Price Growth Stock Fund (A) | Financials 3605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/T. Rowe Price Growth Stock Fund (A) | Industrials 3606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. Rowe Price Growth Stock Fund (A) | Materials 3607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/T. Rowe Price Growth Stock Fund (A) | Real Estate 3608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/T. Rowe Price Growth Stock Fund (A) | Consumer Staples 3609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/T. Rowe Price Growth Stock Fund (A) | Other Short Term Investments 3610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/T. Rowe Price Growth Stock Fund (A) | Total Net Assets 3611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Health Care 3639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Information Technology 3640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Consumer Discretionary 3641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Industrials 3642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Financials 3643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Communication Services 3644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Energy 3645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Consumer Staples 3646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Other Short Term Investments 3647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Materials 3648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Other Sectors 3649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Total Net Assets 3650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Derivative Instruments 3678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Non U S Government Agency A B S 3679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Government Securities 3680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Financials 3681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | U S Government Agency M B S 3682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Energy 3683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Industrials 3684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Other Short Term Investments 3685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Health Care 3686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Consumer Staples 3687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Other Sectors 3688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Total Net Assets 3689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	133.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Derivative Instruments 3691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Total Net Assets 3692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Communication Services 3720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Energy 3721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Consumer Discretionary 3722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Financials 3723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Industrials 3724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Information Technology 3725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Health Care 3726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Utilities 3727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Real Estate 3728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Other Short Term Investments 3729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Other Sectors 3730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Total Net Assets 3731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
JNL/T. ROWE PRICE VALUE FUND (A) | Financials 3753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
JNL/T. ROWE PRICE VALUE FUND (A) | Industrials 3754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/T. ROWE PRICE VALUE FUND (A) | Information Technology 3755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/T. ROWE PRICE VALUE FUND (A) | Health Care 3756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/T. ROWE PRICE VALUE FUND (A) | Energy 3757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/T. ROWE PRICE VALUE FUND (A) | Consumer Discretionary 3758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Communication Services 3759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/T. ROWE PRICE VALUE FUND (A) | Consumer Staples 3760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/T. ROWE PRICE VALUE FUND (A) | Materials 3761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Utilities 3762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/T. ROWE PRICE VALUE FUND (A) | Other Sectors 3763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/T. ROWE PRICE VALUE FUND (A) | Total Net Assets 3764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/WCM China Quality Growth Fund (A) | Industrials 3794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/WCM China Quality Growth Fund (A) | Information Technology 3795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
JNL/WCM China Quality Growth Fund (A) | Consumer Discretionary 3796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL/WCM China Quality Growth Fund (A) | Communication Services 3797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/WCM China Quality Growth Fund (A) | Financials 3798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WCM China Quality Growth Fund (A) | Consumer Staples 3799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/WCM China Quality Growth Fund (A) | Other Short Term Investments 3800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/WCM China Quality Growth Fund (A) | Securities Lending Collateral 3801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/WCM China Quality Growth Fund (A) | Health Care 3802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/WCM China Quality Growth Fund (A) | Total Net Assets 3803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
JNL/WCM Focused International Equity Fund (A) | Industrials 3823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
JNL/WCM Focused International Equity Fund (A) | Information Technology 3824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
JNL/WCM Focused International Equity Fund (A) | Financials 3825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/WCM Focused International Equity Fund (A) | Consumer Discretionary 3826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/WCM Focused International Equity Fund (A) | Communication Services 3827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/WCM Focused International Equity Fund (A) | Health Care 3828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/WCM Focused International Equity Fund (A) | Other Short Term Investments 3829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/WCM Focused International Equity Fund (A) | Consumer Staples 3830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/WCM Focused International Equity Fund (A) | Materials 3831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/WCM Focused International Equity Fund (A) | Energy 3832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/WCM Focused International Equity Fund (A) | Total Net Assets 3833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/Westchester Capital Event Driven Fund (A) | Derivative Instruments 3855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
JNL/Westchester Capital Event Driven Fund (A) | Communication Services 3856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
JNL/Westchester Capital Event Driven Fund (A) | Financials 3857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
JNL/Westchester Capital Event Driven Fund (A) | Industrials 3858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/Westchester Capital Event Driven Fund (A) | Health Care 3859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/Westchester Capital Event Driven Fund (A) | Other Short Term Investments 3860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Westchester Capital Event Driven Fund (A) | Consumer Discretionary 3861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Westchester Capital Event Driven Fund (A) | Information Technology 3862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Westchester Capital Event Driven Fund (A) | Materials 3863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Westchester Capital Event Driven Fund (A) | Investment Companies 3864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/Westchester Capital Event Driven Fund (A) | Other Sectors 3865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/Westchester Capital Event Driven Fund (A) | Total Net Assets 3866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	146.00%
JNL/Westchester Capital Event Driven Fund (A) | Derivative Instruments 3868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
JNL/Westchester Capital Event Driven Fund (A) | Materials 3869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL/Westchester Capital Event Driven Fund (A) | Investment Companies 3870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Westchester Capital Event Driven Fund (A) | Information Technology 3871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (A) | Industrials 3872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Westchester Capital Event Driven Fund (A) | Total Net Assets 3873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
JNL/William Blair International Leaders Fund (A) | Information Technology 3893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
JNL/William Blair International Leaders Fund (A) | Financials 3894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
JNL/William Blair International Leaders Fund (A) | Industrials 3895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL/William Blair International Leaders Fund (A) | Health Care 3896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/William Blair International Leaders Fund (A) | Consumer Discretionary 3897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/William Blair International Leaders Fund (A) | Communication Services 3898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/William Blair International Leaders Fund (A) | Utilities 3899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/William Blair International Leaders Fund (A) | Materials 3900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/William Blair International Leaders Fund (A) | Derivative Instruments 3901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/William Blair International Leaders Fund (A) | Total Net Assets 3902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/WMC BALANCED FUND (A) | Information Technology 3923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
JNL/WMC BALANCED FUND (A) | Government Securities 3924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/WMC BALANCED FUND (A) | Financials 3925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/WMC BALANCED FUND (A) | U S Government Agency M B S 3926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/WMC BALANCED FUND (A) | Consumer Discretionary 3927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/WMC BALANCED FUND (A) | Health Care 3928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/WMC BALANCED FUND (A) | Communication Services 3929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/WMC BALANCED FUND (A) | Industrials 3930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/WMC BALANCED FUND (A) | Consumer Staples 3931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/WMC BALANCED FUND (A) | Utilities 3932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC BALANCED FUND (A) | Other Sectors 3933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/WMC BALANCED FUND (A) | Total Net Assets 3934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/WMC BALANCED FUND (A) | U S Government Agency M B S 3936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/WMC BALANCED FUND (A) | Total Net Assets 3937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/WMC Equity Income Fund (A) | Financials 3959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
JNL/WMC Equity Income Fund (A) | Health Care 3960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
JNL/WMC Equity Income Fund (A) | Information Technology 3961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/WMC Equity Income Fund (A) | Industrials 3962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/WMC Equity Income Fund (A) | Consumer Staples 3963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/WMC Equity Income Fund (A) | Utilities 3964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/WMC Equity Income Fund (A) | Energy 3965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/WMC Equity Income Fund (A) | Consumer Discretionary 3966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/WMC Equity Income Fund (A) | Materials 3967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/WMC Equity Income Fund (A) | Real Estate 3968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/WMC Equity Income Fund (A) | Other Sectors 3969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/WMC Equity Income Fund (A) | Total Net Assets 3970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Real Estate 3992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Consumer Discretionary 3993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Securities Lending Collateral 3994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Industrials 3995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Health Care 3996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Financials 3997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Information Technology 3998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Other Short Term Investments 3999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Total Net Assets 4000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
JNL/WMC VALUE FUND (A) | Financials 4022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
JNL/WMC VALUE FUND (A) | Health Care 4023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/WMC VALUE FUND (A) | Information Technology 4024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/WMC VALUE FUND (A) | Industrials 4025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/WMC VALUE FUND (A) | Energy 4026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/WMC VALUE FUND (A) | Communication Services 4027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/WMC VALUE FUND (A) | Consumer Staples 4028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/WMC VALUE FUND (A) | Utilities 4029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/WMC VALUE FUND (A) | Consumer Discretionary 4030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/WMC VALUE FUND (A) | Real Estate 4031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC VALUE FUND (A) | Other Sectors 4032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/WMC VALUE FUND (A) | Total Net Assets 4033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/AMERICAN FUNDS BALANCED FUND (I) | Global Balanced 12 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS BALANCED FUND (I) | Total Net Assets 13 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (I) | Domestic Fixed Income 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (I) | Total Net Assets 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (I) | Global Balanced 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (I) | Total Net Assets 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (I) | Global Fixed Income 79 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (I) | Total Net Assets 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (I) | Global Equity 100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (I) | Total Net Assets 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (I) | Global Equity 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (I) | Total Net Assets 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (I) | Domestic Equity 155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (I) | Total Net Assets 156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I) | Domestic Equity 175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I) | Total Net Assets 176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I) | International Equity 196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I) | Total Net Assets 197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (I) | Emerging Markets Equity 217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (I) | Total Net Assets 218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (I) | Domestic Equity 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (I) | Total Net Assets 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (I) | Domestic Fixed Income 264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (I) | Total Net Assets 265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (I) | Emerging Markets Equity 285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (I) | Total Net Assets 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (I) | International Equity 306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (I) | Total Net Assets 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I) | Domestic Equity 335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I) | Total Net Assets 336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (I) | Domestic Equity 358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (I) | Total Net Assets 359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Domestic Equity 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | International Equity 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Global Equity 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Alternative 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Total Net Assets 389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Conservative Allocation Fund (I) | Domestic Fixed Income 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
JNL Conservative Allocation Fund (I) | Alternative 414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL Conservative Allocation Fund (I) | Domestic Equity 415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL Conservative Allocation Fund (I) | Domestic Balanced 416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Conservative Allocation Fund (I) | Emerging Markets Fixed Income 417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL Conservative Allocation Fund (I) | International Equity 418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL Conservative Allocation Fund (I) | Emerging Markets Equity 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL Conservative Allocation Fund (I) | Total Net Assets 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL GROWTH ALLOCATION FUND (I) | Domestic Equity 444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
JNL GROWTH ALLOCATION FUND (I) | International Equity 445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL GROWTH ALLOCATION FUND (I) | Alternative 447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL GROWTH ALLOCATION FUND (I) | Global Equity 449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL GROWTH ALLOCATION FUND (I) | Total Net Assets 451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Moderate Allocation Fund (I) | Domestic Fixed Income 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
JNL Moderate Allocation Fund (I) | Domestic Equity 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL Moderate Allocation Fund (I) | Alternative 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL Moderate Allocation Fund (I) | International Equity 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL Moderate Allocation Fund (I) | Domestic Balanced 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL Moderate Allocation Fund (I) | Emerging Markets Equity 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Moderate Allocation Fund (I) | Emerging Markets Fixed Income 481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Moderate Allocation Fund (I) | Global Equity 482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Moderate Allocation Fund (I) | Total Net Assets 483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Domestic Equity 507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
JNL MODERATE GROWTH ALLOCATION FUND (I) | International Equity 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Alternative 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Global Equity 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Total Net Assets 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Domestic Equity 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | International Equity 539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Emerging Markets Equity 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Domestic Fixed Income 541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Alternative 542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Total Net Assets 543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Conservative Fund (I) | Domestic Fixed Income 567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
JNL/JPMorgan Managed Conservative Fund (I) | Domestic Equity 568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/JPMorgan Managed Conservative Fund (I) | Alternative 569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/JPMorgan Managed Conservative Fund (I) | International Equity 570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMorgan Managed Conservative Fund (I) | Global Fixed Income 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMorgan Managed Conservative Fund (I) | Emerging Markets Equity 572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Managed Conservative Fund (I) | Total Net Assets 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Growth Fund (I) | Domestic Equity 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
JNL/JPMorgan Managed Growth Fund (I) | International Equity 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
JNL/JPMorgan Managed Growth Fund (I) | Domestic Fixed Income 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/JPMorgan Managed Growth Fund (I) | Alternative 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Growth Fund (I) | Emerging Markets Equity 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/JPMorgan Managed Growth Fund (I) | Total Net Assets 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Fund (I) | Domestic Fixed Income 626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
JNL/JPMorgan Managed Moderate Fund (I) | Domestic Equity 627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
JNL/JPMorgan Managed Moderate Fund (I) | International Equity 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/JPMorgan Managed Moderate Fund (I) | Alternative 629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/JPMorgan Managed Moderate Fund (I) | Global Fixed Income 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMorgan Managed Moderate Fund (I) | Emerging Markets Equity 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/JPMorgan Managed Moderate Fund (I) | Total Net Assets 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Domestic Equity 656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Domestic Fixed Income 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
JNL/JPMorgan Managed Moderate Growth Fund (I) | International Equity 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Alternative 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Emerging Markets Equity 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Total Net Assets 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Domestic Equity 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | International Equity 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Global Equity 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Total Net Assets 691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Moderate Allocation Fund (I) | Domestic Fixed Income 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
JNL/American Funds Moderate Allocation Fund (I) | Domestic Equity 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/American Funds Moderate Allocation Fund (I) | International Equity 723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/American Funds Moderate Allocation Fund (I) | Global Equity 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/American Funds Moderate Allocation Fund (I) | Emerging Markets Fixed Income 725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/American Funds Moderate Allocation Fund (I) | Emerging Markets Equity 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/American Funds Moderate Allocation Fund (I) | Total Net Assets 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Domestic Equity 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | International Equity 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Global Equity 754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Total Net Assets 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Growth ETF Allocation Fund (I) | Domestic Equity 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
JNL Growth ETF Allocation Fund (I) | International Equity 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL Growth ETF Allocation Fund (I) | Domestic Fixed Income 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL Growth ETF Allocation Fund (I) | Emerging Markets Equity 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Growth ETF Allocation Fund (I) | Securities Lending Collateral 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL Growth ETF Allocation Fund (I) | Global Equity 792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL Growth ETF Allocation Fund (I) | Total Net Assets 794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.20%
JNL Moderate ETF Allocation Fund (I) | Domestic Fixed Income 818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
JNL Moderate ETF Allocation Fund (I) | Domestic Equity 819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
JNL Moderate ETF Allocation Fund (I) | International Equity 820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL Moderate ETF Allocation Fund (I) | Securities Lending Collateral 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL Moderate ETF Allocation Fund (I) | Emerging Markets Equity 822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL Moderate ETF Allocation Fund (I) | Emerging Markets Fixed Income 823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Moderate ETF Allocation Fund (I) | Short Term Investments 824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Moderate ETF Allocation Fund (I) | Total Net Assets 825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
JNL Moderate Growth ETF Allocation Fund (I) | Domestic Equity 849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
JNL Moderate Growth ETF Allocation Fund (I) | Domestic Fixed Income 850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
JNL Moderate Growth ETF Allocation Fund (I) | International Equity 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL Moderate Growth ETF Allocation Fund (I) | Emerging Markets Equity 852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL Moderate Growth ETF Allocation Fund (I) | Securities Lending Collateral 853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL Moderate Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL Moderate Growth ETF Allocation Fund (I) | Global Equity 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL Moderate Growth ETF Allocation Fund (I) | Short Term Investments 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL Moderate Growth ETF Allocation Fund (I) | Total Net Assets 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
JNL/Vanguard Growth ETF Allocation Fund (I) | Domestic Equity 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
JNL/Vanguard Growth ETF Allocation Fund (I) | International Equity 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/Vanguard Growth ETF Allocation Fund (I) | Domestic Fixed Income 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/Vanguard Growth ETF Allocation Fund (I) | Emerging Markets Equity 884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Vanguard Growth ETF Allocation Fund (I) | Securities Lending Collateral 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Vanguard Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Vanguard Growth ETF Allocation Fund (I) | Short Term Investments 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Vanguard Growth ETF Allocation Fund (I) | Total Net Assets 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Domestic Fixed Income 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Domestic Equity 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
JNL/Vanguard Moderate ETF Allocation Fund (I) | International Equity 914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Securities Lending Collateral 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Emerging Markets Fixed Income 916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Emerging Markets Equity 917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Short Term Investments 918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Total Net Assets 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.70%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Domestic Equity 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Domestic Fixed Income 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | International Equity 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Emerging Markets Equity 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Securities Lending Collateral 948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Short Term Investments 949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Total Net Assets 950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
JNL Bond Index Fund (I) | Government Securities 970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
JNL Bond Index Fund (I) | U S Government Agency M B S 971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
JNL Bond Index Fund (I) | Financials 972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL Bond Index Fund (I) | Other Short Term Investments 973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Bond Index Fund (I) | Health Care 974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Bond Index Fund (I) | Utilities 975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL Bond Index Fund (I) | Industrials 976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL Bond Index Fund (I) | Information Technology 977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL Bond Index Fund (I) | Energy 978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL Bond Index Fund (I) | Communication Services 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL Bond Index Fund (I) | Other Sectors 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL Bond Index Fund (I) | Total Net Assets 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
JNL Bond Index Fund (I) | U S Government Agency M B S 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL Bond Index Fund (I) | Total Net Assets 984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL Emerging Markets Index Fund (I) | Information Technology 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
JNL Emerging Markets Index Fund (I) | Financials 1005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
JNL Emerging Markets Index Fund (I) | Consumer Discretionary 1006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL Emerging Markets Index Fund (I) | Communication Services 1007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL Emerging Markets Index Fund (I) | Industrials 1008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL Emerging Markets Index Fund (I) | Materials 1009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL Emerging Markets Index Fund (I) | Energy 1010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Emerging Markets Index Fund (I) | Consumer Staples 1011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Emerging Markets Index Fund (I) | Health Care 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL Emerging Markets Index Fund (I) | Utilities 1013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL Emerging Markets Index Fund (I) | Other Sectors 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL Emerging Markets Index Fund (I) | Total Net Assets 1015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
JNL International Index Fund (I) | Financials 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
JNL International Index Fund (I) | Industrials 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL International Index Fund (I) | Health Care 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL International Index Fund (I) | Consumer Discretionary 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL International Index Fund (I) | Information Technology 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL International Index Fund (I) | Consumer Staples 1040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL International Index Fund (I) | Materials 1041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL International Index Fund (I) | Communication Services 1042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL International Index Fund (I) | Utilities 1043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL International Index Fund (I) | Energy 1044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL International Index Fund (I) | Other Sectors 1045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL International Index Fund (I) | Total Net Assets 1046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
JNL International Index Fund (I) | Derivative Instruments 1048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL International Index Fund (I) | Total Net Assets 1049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL Mid Cap Index Fund (I) | Industrials 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
JNL Mid Cap Index Fund (I) | Financials 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL Mid Cap Index Fund (I) | Information Technology 1073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL Mid Cap Index Fund (I) | Consumer Discretionary 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL Mid Cap Index Fund (I) | Health Care 1075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL Mid Cap Index Fund (I) | Real Estate 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL Mid Cap Index Fund (I) | Materials 1077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Mid Cap Index Fund (I) | Consumer Staples 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL Mid Cap Index Fund (I) | Energy 1079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Mid Cap Index Fund (I) | Utilities 1080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Mid Cap Index Fund (I) | Other Sectors 1081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Mid Cap Index Fund (I) | Total Net Assets 1082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL Small Cap Index Fund (I) | Financials 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
JNL Small Cap Index Fund (I) | Industrials 1105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
JNL Small Cap Index Fund (I) | Information Technology 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL Small Cap Index Fund (I) | Consumer Discretionary 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL Small Cap Index Fund (I) | Health Care 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL Small Cap Index Fund (I) | Real Estate 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL Small Cap Index Fund (I) | Materials 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Small Cap Index Fund (I) | Energy 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Small Cap Index Fund (I) | Communication Services 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Small Cap Index Fund (I) | Consumer Staples 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL Small Cap Index Fund (I) | Other Sectors 1114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL Small Cap Index Fund (I) | Total Net Assets 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
JNL Multi-Manager Alternative Fund (I) | Other Sectors 1147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL Multi-Manager Alternative Fund (I) | Total Net Assets 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.20%
JNL Multi-Manager Alternative Fund (I) | Other Short Term Investments 1137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
JNL Multi-Manager Alternative Fund (I) | Information Technology 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL Multi-Manager Alternative Fund (I) | Communication Services 1139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL Multi-Manager Alternative Fund (I) | Financials 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL Multi-Manager Alternative Fund (I) | Private Investment Funds 1141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Alternative Fund (I) | Health Care 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL Multi-Manager Alternative Fund (I) | Industrials 1143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL Multi-Manager Alternative Fund (I) | Non U S Government Agency A B S 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL Multi-Manager Alternative Fund (I) | Consumer Discretionary 1145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL Multi-Manager Alternative Fund (I) | U S Government Agency M B S 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL Multi-Manager Alternative Fund (I) | Information Technology 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
JNL Multi-Manager Alternative Fund (I) | Investment Companies 1151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
JNL Multi-Manager Alternative Fund (I) | Consumer Discretionary 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
JNL Multi-Manager Alternative Fund (I) | Derivative Instruments 1153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
JNL Multi-Manager Alternative Fund (I) | Industrials 1154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
JNL Multi-Manager Alternative Fund (I) | Health Care 1155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL Multi-Manager Alternative Fund (I) | Government Securities 1156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL Multi-Manager Alternative Fund (I) | Financials 1157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
JNL Multi-Manager Alternative Fund (I) | Materials 1158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL Multi-Manager Alternative Fund (I) | Communication Services 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL Multi-Manager Alternative Fund (I) | Other Sectors 1160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL Multi-Manager Alternative Fund (I) | Total Net Assets 1161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Financials 1185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Information Technology 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Industrials 1187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Consumer Discretionary 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Communication Services 1189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Materials 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Consumer Staples 1191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Utilities 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Energy 1193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Other Short Term Investments 1194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Other Sectors 1195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Total Net Assets 1196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Derivative Instruments 1198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Total Net Assets 1199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL Multi-Manager Floating Rate Income Fund (I) | Industrials 1221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
JNL Multi-Manager Floating Rate Income Fund (I) | Information Technology 1222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL Multi-Manager Floating Rate Income Fund (I) | Communication Services 1223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL Multi-Manager Floating Rate Income Fund (I) | Financials 1224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL Multi-Manager Floating Rate Income Fund (I) | Consumer Discretionary 1225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL Multi-Manager Floating Rate Income Fund (I) | Health Care 1226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Multi-Manager Floating Rate Income Fund (I) | Other Short Term Investments 1227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL Multi-Manager Floating Rate Income Fund (I) | Energy 1228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Multi-Manager Floating Rate Income Fund (I) | Consumer Staples 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager Floating Rate Income Fund (I) | Materials 1230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager Floating Rate Income Fund (I) | Other Sectors 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Multi-Manager Floating Rate Income Fund (I) | Total Net Assets 1232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Multi-Manager International Small Cap Fund (I) | Industrials 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL Multi-Manager International Small Cap Fund (I) | Financials 1261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
JNL Multi-Manager International Small Cap Fund (I) | Information Technology 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL Multi-Manager International Small Cap Fund (I) | Materials 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL Multi-Manager International Small Cap Fund (I) | Consumer Discretionary 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL Multi-Manager International Small Cap Fund (I) | Communication Services 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL Multi-Manager International Small Cap Fund (I) | Health Care 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager International Small Cap Fund (I) | Utilities 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Multi-Manager International Small Cap Fund (I) | Consumer Staples 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager International Small Cap Fund (I) | Real Estate 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL Multi-Manager International Small Cap Fund (I) | Other Sectors 1270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL Multi-Manager International Small Cap Fund (I) | Total Net Assets 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL Multi-Manager International Small Cap Fund (I) | Derivative Instruments 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL Multi-Manager International Small Cap Fund (I) | Total Net Assets 1274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL MULTI-MANAGER MID CAP FUND (I) | Industrials 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
JNL MULTI-MANAGER MID CAP FUND (I) | Financials 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL MULTI-MANAGER MID CAP FUND (I) | Information Technology 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL MULTI-MANAGER MID CAP FUND (I) | Health Care 1305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Consumer Discretionary 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL MULTI-MANAGER MID CAP FUND (I) | Consumer Staples 1307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL MULTI-MANAGER MID CAP FUND (I) | Materials 1308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL MULTI-MANAGER MID CAP FUND (I) | Communication Services 1309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER MID CAP FUND (I) | Real Estate 1310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER MID CAP FUND (I) | Other Short Term Investments 1311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL MULTI-MANAGER MID CAP FUND (I) | Other Sectors 1312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL MULTI-MANAGER MID CAP FUND (I) | Total Net Assets 1313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Industrials 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Information Technology 1344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
JNL Multi-Manager Small Cap Growth Fund (I) | Health Care 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Consumer Discretionary 1346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Small Cap Growth Fund (I) | Financials 1347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL Multi-Manager Small Cap Growth Fund (I) | Consumer Staples 1348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Communication Services 1349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL Multi-Manager Small Cap Growth Fund (I) | Other Short Term Investments 1350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL Multi-Manager Small Cap Growth Fund (I) | Energy 1351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Securities Lending Collateral 1352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL Multi-Manager Small Cap Growth Fund (I) | Other Sectors 1353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL Multi-Manager Small Cap Growth Fund (I) | Total Net Assets 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Industrials 1384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Financials 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Consumer Discretionary 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Health Care 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Information Technology 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Materials 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Real Estate 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Energy 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Consumer Staples 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Utilities 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Other Sectors 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Total Net Assets 1395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL Multi-Manager U.S. Select Equity Fund (I) | Information Technology 1415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL Multi-Manager U.S. Select Equity Fund (I) | Financials 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL Multi-Manager U.S. Select Equity Fund (I) | Health Care 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL Multi-Manager U.S. Select Equity Fund (I) | Industrials 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL Multi-Manager U.S. Select Equity Fund (I) | Consumer Staples 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL Multi-Manager U.S. Select Equity Fund (I) | Consumer Discretionary 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL Multi-Manager U.S. Select Equity Fund (I) | Utilities 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL Multi-Manager U.S. Select Equity Fund (I) | Communication Services 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL Multi-Manager U.S. Select Equity Fund (I) | Real Estate 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Multi-Manager U.S. Select Equity Fund (I) | Energy 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL Multi-Manager U.S. Select Equity Fund (I) | Other Sectors 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL Multi-Manager U.S. Select Equity Fund (I) | Total Net Assets 1426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL S&P 500 Index Fund (I) | Information Technology 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
JNL S&P 500 Index Fund (I) | Consumer Discretionary 1457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL S&P 500 Index Fund (I) | Financials 1455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL S&P 500 Index Fund (I) | Communication Services 1456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL S&P 500 Index Fund (I) | Health Care 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL S&P 500 Index Fund (I) | Industrials 1459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL S&P 500 Index Fund (I) | Consumer Staples 1460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL S&P 500 Index Fund (I) | Energy 1461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL S&P 500 Index Fund (I) | Utilities 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL S&P 500 Index Fund (I) | Materials 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL S&P 500 Index Fund (I) | Other Sectors 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL S&P 500 Index Fund (I) | Total Net Assets 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/AB Sustainable Global Thematic Fund (I) | Information Technology 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
JNL/AB Sustainable Global Thematic Fund (I) | Health Care 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/AB Sustainable Global Thematic Fund (I) | Derivative Instruments 1486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
JNL/AB Sustainable Global Thematic Fund (I) | Industrials 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/AB Sustainable Global Thematic Fund (I) | Financials 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/AB Sustainable Global Thematic Fund (I) | Other Short Term Investments 1490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/AB Sustainable Global Thematic Fund (I) | Utilities 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/AB Sustainable Global Thematic Fund (I) | Consumer Discretionary 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/AB Sustainable Global Thematic Fund (I) | Consumer Staples 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/AB Sustainable Global Thematic Fund (I) | Communication Services 1494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AB Sustainable Global Thematic Fund (I) | Other Sectors 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/AB Sustainable Global Thematic Fund (I) | Total Net Assets 1496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.20%
JNL/AB Sustainable Global Thematic Fund (I) | Derivative Instruments 1498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.60%)
JNL/AB Sustainable Global Thematic Fund (I) | Total Net Assets 1499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.60%)
JNL/AQR Large Cap Defensive Style Fund (I) | Information Technology 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL/AQR Large Cap Defensive Style Fund (I) | Consumer Staples 1520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/AQR Large Cap Defensive Style Fund (I) | Health Care 1521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/AQR Large Cap Defensive Style Fund (I) | Financials 1522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/AQR Large Cap Defensive Style Fund (I) | Industrials 1523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/AQR Large Cap Defensive Style Fund (I) | Communication Services 1524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/AQR Large Cap Defensive Style Fund (I) | Consumer Discretionary 1525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/AQR Large Cap Defensive Style Fund (I) | Energy 1526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/AQR Large Cap Defensive Style Fund (I) | Other Short Term Investments 1527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/AQR Large Cap Defensive Style Fund (I) | Derivative Instruments 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/AQR Large Cap Defensive Style Fund (I) | Other Sectors 1529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/AQR Large Cap Defensive Style Fund (I) | Total Net Assets 1530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Communication Services 1557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Total Net Assets 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	213.10%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Derivative Instruments 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Information Technology 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Financials 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Consumer Discretionary 1555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Industrials 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Other Short Term Investments 1558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Health Care 1559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Non U S Government Agency A B S 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Consumer Staples 1561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Other Sectors 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Derivative Instruments 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.60%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Total Net Assets 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.60%)
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Total Net Assets 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Materials 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Energy 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Other Short Term Investments 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Securities Lending Collateral 1591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Consumer Staples 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Industrials 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Consumer Discretionary 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Health Care 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Consumer Staples 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Information Technology 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Communication Services 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Industrials 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Financials 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Other Short Term Investments 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Materials 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Energy 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Total Net Assets 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Financials 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Industrials 1649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Information Technology 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Health Care 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Consumer Staples 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Consumer Discretionary 1653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Materials 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Communication Services 1655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Utilities 1656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Other Short Term Investments 1657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Other Sectors 1658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Total Net Assets 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/ClearBridge Large Cap Growth Fund (I) | Information Technology 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
JNL/ClearBridge Large Cap Growth Fund (I) | Consumer Discretionary 1682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/ClearBridge Large Cap Growth Fund (I) | Communication Services 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/ClearBridge Large Cap Growth Fund (I) | Industrials 1684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/ClearBridge Large Cap Growth Fund (I) | Health Care 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/ClearBridge Large Cap Growth Fund (I) | Financials 1686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/ClearBridge Large Cap Growth Fund (I) | Materials 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/ClearBridge Large Cap Growth Fund (I) | Consumer Staples 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/ClearBridge Large Cap Growth Fund (I) | Other Short Term Investments 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/ClearBridge Large Cap Growth Fund (I) | Real Estate 1690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/ClearBridge Large Cap Growth Fund (I) | Total Net Assets 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Cohen & Steers U.S. Realty Fund (I) | Real Estate 1713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
JNL/Cohen & Steers U.S. Realty Fund (I) | Consumer Discretionary 1714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Cohen & Steers U.S. Realty Fund (I) | Health Care 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Cohen & Steers U.S. Realty Fund (I) | Securities Lending Collateral 1716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Cohen & Steers U.S. Realty Fund (I) | Other Short Term Investments 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Cohen & Steers U.S. Realty Fund (I) | Warrants 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Cohen & Steers U.S. Realty Fund (I) | Total Net Assets 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/DFA International Core Equity Fund (I) | Financials 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/DFA International Core Equity Fund (I) | Industrials 1746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
JNL/DFA International Core Equity Fund (I) | Materials 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/DFA International Core Equity Fund (I) | Consumer Discretionary 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/DFA International Core Equity Fund (I) | Health Care 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/DFA International Core Equity Fund (I) | Energy 1750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/DFA International Core Equity Fund (I) | Consumer Staples 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/DFA International Core Equity Fund (I) | Information Technology 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/DFA International Core Equity Fund (I) | Communication Services 1753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/DFA International Core Equity Fund (I) | Utilities 1754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/DFA International Core Equity Fund (I) | Other Sectors 1755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/DFA International Core Equity Fund (I) | Total Net Assets 1756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
JNL/DFA International Core Equity Fund (I) | Derivative Instruments 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/DFA International Core Equity Fund (I) | Total Net Assets 1759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/DFA U.S. CORE EQUITY FUND (I) | Information Technology 1779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/DFA U.S. CORE EQUITY FUND (I) | Financials 1780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/DFA U.S. CORE EQUITY FUND (I) | Industrials 1781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/DFA U.S. CORE EQUITY FUND (I) | Consumer Discretionary 1782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/DFA U.S. CORE EQUITY FUND (I) | Communication Services 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/DFA U.S. CORE EQUITY FUND (I) | Health Care 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/DFA U.S. CORE EQUITY FUND (I) | Consumer Staples 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DFA U.S. CORE EQUITY FUND (I) | Energy 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DFA U.S. CORE EQUITY FUND (I) | Materials 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/DFA U.S. CORE EQUITY FUND (I) | Utilities 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. CORE EQUITY FUND (I) | Other Sectors 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/DFA U.S. CORE EQUITY FUND (I) | Total Net Assets 1790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/DFA U.S. Small Cap Fund (I) | Industrials 1812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/DFA U.S. Small Cap Fund (I) | Financials 1813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/DFA U.S. Small Cap Fund (I) | Consumer Discretionary 1814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/DFA U.S. Small Cap Fund (I) | Health Care 1815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/DFA U.S. Small Cap Fund (I) | Information Technology 1816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/DFA U.S. Small Cap Fund (I) | Materials 1817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/DFA U.S. Small Cap Fund (I) | Energy 1818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/DFA U.S. Small Cap Fund (I) | Consumer Staples 1819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/DFA U.S. Small Cap Fund (I) | Utilities 1820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/DFA U.S. Small Cap Fund (I) | Communication Services 1821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/DFA U.S. Small Cap Fund (I) | Other Sectors 1822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. Small Cap Fund (I) | Total Net Assets 1823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
JNL/DoubleLine Core Fixed Income Fund (I) | Derivative Instruments 1843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
JNL/DoubleLine Core Fixed Income Fund (I) | Government Securities 1844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
JNL/DoubleLine Core Fixed Income Fund (I) | U S Government Agency M B S 1845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
JNL/DoubleLine Core Fixed Income Fund (I) | Non U S Government Agency A B S 1846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
JNL/DoubleLine Core Fixed Income Fund (I) | Financials 1847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/DoubleLine Core Fixed Income Fund (I) | Utilities 1848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DoubleLine Core Fixed Income Fund (I) | Industrials 1849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/DoubleLine Core Fixed Income Fund (I) | Information Technology 1850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DoubleLine Core Fixed Income Fund (I) | Energy 1851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Core Fixed Income Fund (I) | Consumer Discretionary 1852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/DoubleLine Core Fixed Income Fund (I) | Other Sectors 1853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/DoubleLine Core Fixed Income Fund (I) | Total Net Assets 1854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	171.10%
JNL/DoubleLine Core Fixed Income Fund (I) | Derivative Instruments 1856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
JNL/DoubleLine Core Fixed Income Fund (I) | Total Net Assets 1857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Financials 1879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Energy 1880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Utilities 1881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Materials 1882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Consumer Staples 1883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Government Securities 1884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Industrials 1885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Other Short Term Investments 1886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Consumer Discretionary 1887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Real Estate 1888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Other Sectors 1889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Total Net Assets 1890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Derivative Instruments 1909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Non U S Government Agency A B S 1910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Government Securities 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Other Short Term Investments 1912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | U S Government Agency M B S 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Financials 1914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Industrials 1915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Utilities 1916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Information Technology 1917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Energy 1918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Other Sectors 1919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Total Net Assets 1920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	201.00%
JNL/DoubleLine Total Return Fund (I) | Total Net Assets 1948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/DoubleLine Total Return Fund (I) | Derivative Instruments 1940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
JNL/DoubleLine Total Return Fund (I) | U S Government Agency M B S 1941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%
JNL/DoubleLine Total Return Fund (I) | Non U S Government Agency A B S 1942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
JNL/DoubleLine Total Return Fund (I) | Other Short Term Investments 1943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Total Return Fund (I) | Government Securities 1944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/DoubleLine Total Return Fund (I) | Total Net Assets 1945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	169.30%
JNL/DoubleLine Total Return Fund (I) | Derivative Instruments 1947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/Dreyfus Government Money Market Fund (I) | Government Securities 1963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
JNL/Dreyfus Government Money Market Fund (I) | Repurchase Agreements 1964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
JNL/Dreyfus Government Money Market Fund (I) | Discount Notes 1965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Dreyfus Government Money Market Fund (I) | Total Net Assets 1966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Government Securities 1986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | U S Government Agency M B S 1987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Non U S Government Agency A B S 1988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Financials 1989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Derivative Instruments 1990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Other Short Term Investments 1991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Energy 1992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Industrials 1993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Communication Services 1994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Real Estate 1995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Other Sectors 1996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Total Net Assets 1997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Derivative Instruments 1999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | U S Government Agency M B S 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Total Net Assets 2001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Utilities 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Industrials 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Energy 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Real Estate 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Communication Services 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Other Short Term Investments 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Securities Lending Collateral 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Total Net Assets 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Equity Linked Structured Notes 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Health Care 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Energy 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Industrials 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Financials 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Utilities 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | U S Government Agency M B S 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Consumer Staples 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Materials 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Consumer Discretionary 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Other Sectors 2068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Total Net Assets 2069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Consumer Discretionary 2105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/GOLDMAN SACHS 4 FUND (I) | Information Technology 2102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
JNL/GOLDMAN SACHS 4 FUND (I) | Financials 2103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Communication Services 2104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/GOLDMAN SACHS 4 FUND (I) | Health Care 2106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/GOLDMAN SACHS 4 FUND (I) | Industrials 2107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Consumer Staples 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/GOLDMAN SACHS 4 FUND (I) | Utilities 2109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GOLDMAN SACHS 4 FUND (I) | Real Estate 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GOLDMAN SACHS 4 FUND (I) | Energy 2111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/GOLDMAN SACHS 4 FUND (I) | Other Sectors 2112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (I) | Total Net Assets 2113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/GQG Emerging Markets Equity Fund (I) | Financials 2133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
JNL/GQG Emerging Markets Equity Fund (I) | Consumer Staples 2134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/GQG Emerging Markets Equity Fund (I) | Utilities 2135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/GQG Emerging Markets Equity Fund (I) | Industrials 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/GQG Emerging Markets Equity Fund (I) | Communication Services 2137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/GQG Emerging Markets Equity Fund (I) | Information Technology 2138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/GQG Emerging Markets Equity Fund (I) | Energy 2139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/GQG Emerging Markets Equity Fund (I) | Materials 2140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/GQG Emerging Markets Equity Fund (I) | Other Short Term Investments 2141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/GQG Emerging Markets Equity Fund (I) | Health Care 2142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/GQG Emerging Markets Equity Fund (I) | Other Sectors 2143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/GQG Emerging Markets Equity Fund (I) | Total Net Assets 2144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
JNL/GQG Emerging Markets Equity Fund (I) | Derivative Instruments 2146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/GQG Emerging Markets Equity Fund (I) | Total Net Assets 2147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Invesco Diversified Dividend Fund (I) | Communication Services 2175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Invesco Diversified Dividend Fund (I) | Financials 2169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
JNL/Invesco Diversified Dividend Fund (I) | Health Care 2170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/Invesco Diversified Dividend Fund (I) | Information Technology 2171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/Invesco Diversified Dividend Fund (I) | Industrials 2172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/Invesco Diversified Dividend Fund (I) | Consumer Staples 2173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/Invesco Diversified Dividend Fund (I) | Consumer Discretionary 2174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/Invesco Diversified Dividend Fund (I) | Energy 2176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Invesco Diversified Dividend Fund (I) | Utilities 2177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Invesco Diversified Dividend Fund (I) | Materials 2178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Invesco Diversified Dividend Fund (I) | Other Sectors 2179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Invesco Diversified Dividend Fund (I) | Total Net Assets 2180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Information Technology 2200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Communication Services 2201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Health Care 2202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Financials 2203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Consumer Discretionary 2204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Industrials 2205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Real Estate 2206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Materials 2207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Other Short Term Investments 2208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Total Net Assets 2209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Industrials 2231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Health Care 2232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Information Technology 2233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Financials 2234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Consumer Discretionary 2235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Energy 2236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Utilities 2237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Materials 2238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Communication Services 2239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Other Short Term Investments 2240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Other Sectors 2241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Total Net Assets 2242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Derivative Instruments 2264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Government Securities 2265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Financials 2266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Information Technology 2267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Other Short Term Investments 2268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Consumer Discretionary 2269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Industrials 2270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Communication Services 2271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Health Care 2272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Investment Companies 2273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Other Sectors 2274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Total Net Assets 2275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	161.70%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Derivative Instruments 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.90%)
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Total Net Assets 2278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.90%)
JNL/JPMorgan Hedged Equity Fund (I) | Information Technology 2299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
JNL/JPMorgan Hedged Equity Fund (I) | Financials 2300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/JPMorgan Hedged Equity Fund (I) | Consumer Discretionary 2301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/JPMorgan Hedged Equity Fund (I) | Communication Services 2302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/JPMorgan Hedged Equity Fund (I) | Health Care 2303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/JPMorgan Hedged Equity Fund (I) | Industrials 2304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/JPMorgan Hedged Equity Fund (I) | Consumer Staples 2305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/JPMorgan Hedged Equity Fund (I) | Energy 2306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/JPMorgan Hedged Equity Fund (I) | Utilities 2307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/JPMorgan Hedged Equity Fund (I) | Real Estate 2308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/JPMorgan Hedged Equity Fund (I) | Other Sectors 2309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/JPMorgan Hedged Equity Fund (I) | Total Net Assets 2310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/JPMorgan Hedged Equity Fund (I) | Derivative Instruments 2312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/JPMorgan Hedged Equity Fund (I) | Total Net Assets 2313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Consumer Discretionary 2335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Industrials 2336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Health Care 2337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Information Technology 2338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Financials 2339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Communication Services 2340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Energy 2341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Utilities 2342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Consumer Staples 2343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Real Estate 2344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Other Sectors 2345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Total Net Assets 2346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Information Technology 2370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Communication Services 2371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Consumer Discretionary 2372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Health Care 2373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Consumer Staples 2374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Derivative Instruments 2375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Industrials 2376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Other Short Term Investments 2377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Utilities 2378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Materials 2379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Other Sectors 2380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Total Net Assets 2381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Derivative Instruments 2383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Total Net Assets 2384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | U S Government Agency M B S 2406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Government Securities 2407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Non U S Government Agency A B S 2408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Financials 2409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Communication Services 2410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Other Short Term Investments 2411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Utilities 2412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Securities Lending Collateral 2413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Information Technology 2414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Consumer Staples 2415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Other Sectors 2416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Total Net Assets 2417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Derivative Instruments 2419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Total Net Assets 2420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL/JPMORGAN U.S. VALUE FUND (I) | Financials 2442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
JNL/JPMORGAN U.S. VALUE FUND (I) | Industrials 2443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/JPMORGAN U.S. VALUE FUND (I) | Health Care 2444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/JPMORGAN U.S. VALUE FUND (I) | Consumer Discretionary 2445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/JPMORGAN U.S. VALUE FUND (I) | Information Technology 2446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/JPMORGAN U.S. VALUE FUND (I) | Communication Services 2447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMORGAN U.S. VALUE FUND (I) | Energy 2448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/JPMORGAN U.S. VALUE FUND (I) | Consumer Staples 2449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/JPMORGAN U.S. VALUE FUND (I) | Utilities 2450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/JPMORGAN U.S. VALUE FUND (I) | Materials 2451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. VALUE FUND (I) | Other Sectors 2452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMORGAN U.S. VALUE FUND (I) | Total Net Assets 2453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Lazard International Quality Growth Fund (I) | Health Care 2476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/Lazard International Quality Growth Fund (I) | Consumer Staples 2478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/Lazard International Quality Growth Fund (I) | Information Technology 2473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
JNL/Lazard International Quality Growth Fund (I) | Industrials 2474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
JNL/Lazard International Quality Growth Fund (I) | Financials 2475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/Lazard International Quality Growth Fund (I) | Communication Services 2477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Lazard International Quality Growth Fund (I) | Consumer Discretionary 2479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/Lazard International Quality Growth Fund (I) | Other Short Term Investments 2480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Lazard International Quality Growth Fund (I) | Total Net Assets 2481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Loomis Sayles Global Growth Fund (I) | Consumer Discretionary 2507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
JNL/Loomis Sayles Global Growth Fund (I) | Communication Services 2508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
JNL/Loomis Sayles Global Growth Fund (I) | Information Technology 2509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
JNL/Loomis Sayles Global Growth Fund (I) | Health Care 2510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/Loomis Sayles Global Growth Fund (I) | Industrials 2511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Loomis Sayles Global Growth Fund (I) | Financials 2512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Loomis Sayles Global Growth Fund (I) | Consumer Staples 2513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Loomis Sayles Global Growth Fund (I) | Other Short Term Investments 2514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Loomis Sayles Global Growth Fund (I) | Total Net Assets 2515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Lord Abbett Short Duration Income Fund (I) | Derivative Instruments 2543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
JNL/Lord Abbett Short Duration Income Fund (I) | Non U S Government Agency A B S 2544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
JNL/Lord Abbett Short Duration Income Fund (I) | Financials 2545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
JNL/Lord Abbett Short Duration Income Fund (I) | Energy 2546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/Lord Abbett Short Duration Income Fund (I) | Industrials 2547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/Lord Abbett Short Duration Income Fund (I) | Consumer Discretionary 2548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/Lord Abbett Short Duration Income Fund (I) | Government Securities 2549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Lord Abbett Short Duration Income Fund (I) | Health Care 2550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Lord Abbett Short Duration Income Fund (I) | Utilities 2551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Lord Abbett Short Duration Income Fund (I) | Information Technology 2552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Lord Abbett Short Duration Income Fund (I) | Other Sectors 2553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Lord Abbett Short Duration Income Fund (I) | Total Net Assets 2554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	147.40%
JNL/Lord Abbett Short Duration Income Fund (I) | Derivative Instruments 2556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
JNL/Lord Abbett Short Duration Income Fund (I) | Total Net Assets 2557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
JNL/Mellon Communication Services Sector Fund (I) | Communication Services 2579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
JNL/Mellon Communication Services Sector Fund (I) | Information Technology 2580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/Mellon Communication Services Sector Fund (I) | Derivative Instruments 2581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Mellon Communication Services Sector Fund (I) | Other Short Term Investments 2582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Communication Services Sector Fund (I) | Real Estate 2583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Communication Services Sector Fund (I) | Securities Lending Collateral 2584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (I) | Total Net Assets 2585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Consumer Discretionary 2607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Materials 2608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Industrials 2609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Consumer Staples 2610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Derivative Instruments 2611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Other Short Term Investments 2612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Securities Lending Collateral 2613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Total Net Assets 2614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Consumer Staples Sector Fund (I) | Consumer Staples 2642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
JNL/Mellon Consumer Staples Sector Fund (I) | Derivative Instruments 2643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Consumer Staples Sector Fund (I) | Consumer Discretionary 2644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Consumer Staples Sector Fund (I) | Other Short Term Investments 2645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (I) | Securities Lending Collateral 2646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Consumer Staples Sector Fund (I) | Total Net Assets 2647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Dow Index Fund (I) | Financials 2669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
JNL/Mellon Dow Index Fund (I) | Information Technology 2670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL/Mellon Dow Index Fund (I) | Industrials 2671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/Mellon Dow Index Fund (I) | Health Care 2672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/Mellon Dow Index Fund (I) | Consumer Discretionary 2673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/Mellon Dow Index Fund (I) | Consumer Staples 2674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/Mellon Dow Index Fund (I) | Materials 2675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/Mellon Dow Index Fund (I) | Communication Services 2676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Dow Index Fund (I) | Energy 2677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Dow Index Fund (I) | Derivative Instruments 2678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Dow Index Fund (I) | Other Sectors 2679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Dow Index Fund (I) | Total Net Assets 2680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Energy Sector Fund (I) | Energy 2702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Mellon Energy Sector Fund (I) | Derivative Instruments 2703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Energy Sector Fund (I) | Utilities 2704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (I) | Other Short Term Investments 2705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (I) | Securities Lending Collateral 2706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Energy Sector Fund (I) | Total Net Assets 2707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Financial Sector Fund (I) | Financials 2729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
JNL/Mellon Financial Sector Fund (I) | Derivative Instruments 2730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Financial Sector Fund (I) | Other Short Term Investments 2731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Financial Sector Fund (I) | Information Technology 2732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Financial Sector Fund (I) | Industrials 2733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Financial Sector Fund (I) | Securities Lending Collateral 2734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (I) | Health Care 2735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Financial Sector Fund (I) | Total Net Assets 2736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Healthcare Sector Fund (I) | Health Care 2758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
JNL/Mellon Healthcare Sector Fund (I) | Derivative Instruments 2759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Healthcare Sector Fund (I) | Other Short Term Investments 2760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Healthcare Sector Fund (I) | Materials 2761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (I) | Securities Lending Collateral 2762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Healthcare Sector Fund (I) | Rights 2763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Healthcare Sector Fund (I) | Total Net Assets 2764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Mellon Industrials Sector Fund (I) | Industrials 2786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
JNL/Mellon Industrials Sector Fund (I) | Consumer Discretionary 2787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Industrials Sector Fund (I) | Derivative Instruments 2788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Industrials Sector Fund (I) | Other Short Term Investments 2789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (I) | Financials 2790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (I) | Information Technology 2791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (I) | Materials 2792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Industrials Sector Fund (I) | Securities Lending Collateral 2793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Industrials Sector Fund (I) | Total Net Assets 2794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Mellon Information Technology Sector Fund (I) | Information Technology 2816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
JNL/Mellon Information Technology Sector Fund (I) | Industrials 2817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Mellon Information Technology Sector Fund (I) | Financials 2818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Information Technology Sector Fund (I) | Derivative Instruments 2819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (I) | Other Short Term Investments 2820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (I) | Consumer Discretionary 2821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (I) | Securities Lending Collateral 2822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (I) | Communication Services 2823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Information Technology Sector Fund (I) | Total Net Assets 2824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Materials Sector Fund (I) | Materials 2846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
JNL/Mellon Materials Sector Fund (I) | Industrials 2847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Materials Sector Fund (I) | Other Short Term Investments 2848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Materials Sector Fund (I) | Derivative Instruments 2849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Materials Sector Fund (I) | Total Net Assets 2850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/Mellon Nasdaq 100 Index Fund (I) | Information Technology 2878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
JNL/Mellon Nasdaq 100 Index Fund (I) | Communication Services 2879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
JNL/Mellon Nasdaq 100 Index Fund (I) | Consumer Discretionary 2880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/Mellon Nasdaq 100 Index Fund (I) | Health Care 2881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/Mellon Nasdaq 100 Index Fund (I) | Consumer Staples 2882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Mellon Nasdaq 100 Index Fund (I) | Industrials 2883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Mellon Nasdaq 100 Index Fund (I) | Utilities 2884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Mellon Nasdaq 100 Index Fund (I) | Materials 2885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Nasdaq 100 Index Fund (I) | Derivative Instruments 2886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (I) | Energy 2887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (I) | Other Sectors 2888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Mellon Nasdaq 100 Index Fund (I) | Total Net Assets 2889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Real Estate Sector Fund (I) | Securities Lending Collateral 2914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Real Estate Sector Fund (I) | Real Estate 2911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
JNL/Mellon Real Estate Sector Fund (I) | Financials 2912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Mellon Real Estate Sector Fund (I) | Derivative Instruments 2913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Real Estate Sector Fund (I) | Other Short Term Investments 2915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Real Estate Sector Fund (I) | Total Net Assets 2916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
JNL/MELLON S&P 500 INDEX FUND (I) | Information Technology 2936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
JNL/MELLON S&P 500 INDEX FUND (I) | Financials 2937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/MELLON S&P 500 INDEX FUND (I) | Communication Services 2938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/MELLON S&P 500 INDEX FUND (I) | Consumer Discretionary 2939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/MELLON S&P 500 INDEX FUND (I) | Health Care 2940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/MELLON S&P 500 INDEX FUND (I) | Industrials 2941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/MELLON S&P 500 INDEX FUND (I) | Securities Lending Collateral 2942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/MELLON S&P 500 INDEX FUND (I) | Consumer Staples 2943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/MELLON S&P 500 INDEX FUND (I) | Energy 2944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/MELLON S&P 500 INDEX FUND (I) | Utilities 2945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/MELLON S&P 500 INDEX FUND (I) | Other Sectors 2946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/MELLON S&P 500 INDEX FUND (I) | Total Net Assets 2947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
JNL/Mellon U.S. Stock Market Index Fund (I) | Information Technology 2969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
JNL/Mellon U.S. Stock Market Index Fund (I) | Financials 2970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/Mellon U.S. Stock Market Index Fund (I) | Consumer Discretionary 2971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/Mellon U.S. Stock Market Index Fund (I) | Communication Services 2972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/Mellon U.S. Stock Market Index Fund (I) | Health Care 2973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/Mellon U.S. Stock Market Index Fund (I) | Industrials 2974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/Mellon U.S. Stock Market Index Fund (I) | Consumer Staples 2975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Mellon U.S. Stock Market Index Fund (I) | Energy 2976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Mellon U.S. Stock Market Index Fund (I) | Utilities 2977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Mellon U.S. Stock Market Index Fund (I) | Real Estate 2978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Mellon U.S. Stock Market Index Fund (I) | Other Sectors 2979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon U.S. Stock Market Index Fund (I) | Total Net Assets 2980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/MELLON UTILITIES SECTOR FUND (I) | Utilities 3002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/MELLON UTILITIES SECTOR FUND (I) | Securities Lending Collateral 3003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/MELLON UTILITIES SECTOR FUND (I) | Derivative Instruments 3004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/MELLON UTILITIES SECTOR FUND (I) | Other Short Term Investments 3005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/MELLON UTILITIES SECTOR FUND (I) | Total Net Assets 3006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/Mellon World Index Fund (I) | Information Technology 3026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
JNL/Mellon World Index Fund (I) | Financials 3027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/Mellon World Index Fund (I) | Industrials 3028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/Mellon World Index Fund (I) | Consumer Discretionary 3029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/Mellon World Index Fund (I) | Health Care 3030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/Mellon World Index Fund (I) | Communication Services 3031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/Mellon World Index Fund (I) | Consumer Staples 3032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/Mellon World Index Fund (I) | Energy 3033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Mellon World Index Fund (I) | Materials 3034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Mellon World Index Fund (I) | Utilities 3035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Mellon World Index Fund (I) | Other Sectors 3036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon World Index Fund (I) | Total Net Assets 3037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon World Index Fund (I) | Derivative Instruments 3039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Mellon World Index Fund (I) | Total Net Assets 3040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/MFS MID CAP VALUE FUND (I) | Industrials 3068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/MFS MID CAP VALUE FUND (I) | Financials 3069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/MFS MID CAP VALUE FUND (I) | Consumer Discretionary 3070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/MFS MID CAP VALUE FUND (I) | Health Care 3071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/MFS MID CAP VALUE FUND (I) | Information Technology 3072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/MFS MID CAP VALUE FUND (I) | Utilities 3073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/MFS MID CAP VALUE FUND (I) | Real Estate 3074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/MFS MID CAP VALUE FUND (I) | Energy 3075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/MFS MID CAP VALUE FUND (I) | Consumer Staples 3076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/MFS MID CAP VALUE FUND (I) | Materials 3077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/MFS MID CAP VALUE FUND (I) | Other Sectors 3078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/MFS MID CAP VALUE FUND (I) | Total Net Assets 3079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Financials 3107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Investment Companies 3108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Industrials 3109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Securities Lending Collateral 3110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Health Care 3111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Communication Services 3112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Other Short Term Investments 3113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Information Technology 3114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Total Net Assets 3115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Derivative Instruments 3117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Total Net Assets 3118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Morningstar SMID Moat Focus Index Fund (I) | Industrials 3142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Health Care 3143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Information Technology 3144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Consumer Discretionary 3145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Materials 3146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Financials 3147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Consumer Staples 3148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Utilities 3149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Energy 3150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Real Estate 3151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Other Sectors 3152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Total Net Assets 3153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Information Technology 3177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Financials 3178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Consumer Discretionary 3179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Health Care 3180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Industrials 3181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Communication Services 3182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Consumer Staples 3183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Real Estate 3184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Materials 3185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Energy 3186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Other Sectors 3187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Total Net Assets 3188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/Morningstar Wide Moat Index Fund (I) | Information Technology 3216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
JNL/Morningstar Wide Moat Index Fund (I) | Industrials 3217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/Morningstar Wide Moat Index Fund (I) | Health Care 3218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
JNL/Morningstar Wide Moat Index Fund (I) | Consumer Staples 3219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL/Morningstar Wide Moat Index Fund (I) | Consumer Discretionary 3220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/Morningstar Wide Moat Index Fund (I) | Financials 3221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/Morningstar Wide Moat Index Fund (I) | Communication Services 3222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Morningstar Wide Moat Index Fund (I) | Derivative Instruments 3223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Morningstar Wide Moat Index Fund (I) | Other Short Term Investments 3224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar Wide Moat Index Fund (I) | Total Net Assets 3225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Derivative Instruments 3247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.80%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Financials 3248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Other Short Term Investments 3249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Non U S Government Agency A B S 3250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Health Care 3251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Communication Services 3252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Energy 3253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Industrials 3254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Information Technology 3255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Utilities 3256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Other Sectors 3257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Total Net Assets 3258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	203.90%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Derivative Instruments 3260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Neuberger Berman Commodity Strategy Fund (I) | Total Net Assets 3261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Derivative Instruments 3289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Other Short Term Investments 3290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Financials 3291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Health Care 3292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Communication Services 3293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Investment Companies 3294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Energy 3295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Industrials 3296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Utilities 3297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Information Technology 3298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Other Sectors 3299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Total Net Assets 3300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	184.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | U S Government Agency M B S 3328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Derivative Instruments 3329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Non U S Government Agency A B S 3330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Financials 3331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Government Securities 3332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Energy 3333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Utilities 3334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Communication Services 3335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Consumer Discretionary 3336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Industrials 3337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Other Sectors 3338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Total Net Assets 3339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	138.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Derivative Instruments 3341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Total Net Assets 3342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
JNL/Newton Equity Income Fund (I) | Financials 3370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
JNL/Newton Equity Income Fund (I) | Health Care 3371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/Newton Equity Income Fund (I) | Industrials 3372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/Newton Equity Income Fund (I) | Information Technology 3373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/Newton Equity Income Fund (I) | Energy 3374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/Newton Equity Income Fund (I) | Materials 3375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/Newton Equity Income Fund (I) | Communication Services 3376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Newton Equity Income Fund (I) | Consumer Discretionary 3377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Newton Equity Income Fund (I) | Other Short Term Investments 3378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Newton Equity Income Fund (I) | Utilities 3379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/Newton Equity Income Fund (I) | Other Sectors 3380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Newton Equity Income Fund (I) | Total Net Assets 3381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/PIMCO Income Fund (I) | Derivative Instruments 3401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.30%
JNL/PIMCO Income Fund (I) | U S Government Agency M B S 3402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
JNL/PIMCO Income Fund (I) | Non U S Government Agency A B S 3403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
JNL/PIMCO Income Fund (I) | Other Short Term Investments 3404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
JNL/PIMCO Income Fund (I) | Government Securities 3405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
JNL/PIMCO Income Fund (I) | Financials 3406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/PIMCO Income Fund (I) | Communication Services 3407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/PIMCO Income Fund (I) | Health Care 3408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PIMCO Income Fund (I) | Energy 3409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/PIMCO Income Fund (I) | Industrials 3410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/PIMCO Income Fund (I) | Other Sectors 3411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PIMCO Income Fund (I) | Total Net Assets 3412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	276.50%
JNL/PIMCO Income Fund (I) | Derivative Instruments 3414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(91.70%)
JNL/PIMCO Income Fund (I) | Total Net Assets 3415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(91.70%)
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Derivative Instruments 3437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Financials 3438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Government Securities 3439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Energy 3440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Utilities 3441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Real Estate 3442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Health Care 3443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | U S Government Agency M B S 3444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Non U S Government Agency A B S 3445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Industrials 3446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Other Sectors 3447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Total Net Assets 3448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	208.00%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Derivative Instruments 3450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Total Net Assets 3451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
JNL/PIMCO REAL RETURN FUND (I) | Government Securities 3473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.90%
JNL/PIMCO REAL RETURN FUND (I) | Derivative Instruments 3474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%
JNL/PIMCO REAL RETURN FUND (I) | U S Government Agency M B S 3475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/PIMCO REAL RETURN FUND (I) | Non U S Government Agency A B S 3476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/PIMCO REAL RETURN FUND (I) | Other Short Term Investments 3477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/PIMCO REAL RETURN FUND (I) | Communication Services 3478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/PIMCO REAL RETURN FUND (I) | Financials 3479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/PIMCO REAL RETURN FUND (I) | Consumer Discretionary 3480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (I) | Information Technology 3481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (I) | Total Net Assets 3482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	211.80%
JNL/PIMCO REAL RETURN FUND (I) | Derivative Instruments 3484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(67.90%)
JNL/PIMCO REAL RETURN FUND (I) | Government Securities 3485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
JNL/PIMCO REAL RETURN FUND (I) | Total Net Assets 3486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(70.70%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Financials 3508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Consumer Discretionary 3509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Industrials 3510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Energy 3511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Communication Services 3512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Information Technology 3513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Health Care 3514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Securities Lending Collateral 3515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Consumer Staples 3516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Other Short Term Investments 3517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Other Sectors 3518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Total Net Assets 3519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
JNL/PPM America Investment Grade Credit Fund (I) | Financials 3541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
JNL/PPM America Investment Grade Credit Fund (I) | Health Care 3542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/PPM America Investment Grade Credit Fund (I) | Utilities 3543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/PPM America Investment Grade Credit Fund (I) | Industrials 3544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/PPM America Investment Grade Credit Fund (I) | Communication Services 3545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/PPM America Investment Grade Credit Fund (I) | Consumer Staples 3546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/PPM America Investment Grade Credit Fund (I) | Information Technology 3547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/PPM America Investment Grade Credit Fund (I) | Energy 3548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/PPM America Investment Grade Credit Fund (I) | Non U S Government Agency A B S 3549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PPM America Investment Grade Credit Fund (I) | Government Securities 3550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/PPM America Investment Grade Credit Fund (I) | Other Sectors 3551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/PPM America Investment Grade Credit Fund (I) | Total Net Assets 3552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
JNL/PPM America Investment Grade Credit Fund (I) | Derivative Instruments 3554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM America Investment Grade Credit Fund (I) | Total Net Assets 3555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Government Securities 3575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | U S Government Agency M B S 3576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Financials 3577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Derivative Instruments 3578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Non U S Government Agency A B S 3579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Consumer Discretionary 3580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Utilities 3581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Communication Services 3582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Industrials 3583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Materials 3584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Other Sectors 3585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Total Net Assets 3586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.40%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Derivative Instruments 3588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Total Net Assets 3589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Industrials 3613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Financials 3614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Consumer Discretionary 3615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Information Technology 3616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Health Care 3617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Real Estate 3618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Energy 3619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Materials 3620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Consumer Staples 3621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Communication Services 3622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Other Sectors 3623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Total Net Assets 3624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Information Technology 3646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Financials 3647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Health Care 3648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Industrials 3649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Consumer Staples 3650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Consumer Discretionary 3651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Communication Services 3652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Energy 3653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Materials 3654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Utilities 3655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Other Sectors 3656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Total Net Assets 3657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/T. ROWE PRICE BALANCED FUND (I) | Industrials 3684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/T. ROWE PRICE BALANCED FUND (I) | Total Net Assets 3692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
JNL/T. ROWE PRICE BALANCED FUND (I) | Information Technology 3681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/T. ROWE PRICE BALANCED FUND (I) | Financials 3682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/T. ROWE PRICE BALANCED FUND (I) | Government Securities 3683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/T. ROWE PRICE BALANCED FUND (I) | Consumer Discretionary 3685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/T. ROWE PRICE BALANCED FUND (I) | U S Government Agency M B S 3686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. ROWE PRICE BALANCED FUND (I) | Health Care 3687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. ROWE PRICE BALANCED FUND (I) | Communication Services 3688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/T. ROWE PRICE BALANCED FUND (I) | Energy 3689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE BALANCED FUND (I) | Materials 3690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. ROWE PRICE BALANCED FUND (I) | Other Sectors 3691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
JNL/T. ROWE PRICE BALANCED FUND (I) | Derivative Instruments 3694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. ROWE PRICE BALANCED FUND (I) | Total Net Assets 3695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. Rowe Price Capital Appreciation Fund (I) | Industrials 3724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Total Net Assets 3731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/T. Rowe Price Capital Appreciation Fund (I) | Information Technology 3717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Government Securities 3718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Health Care 3719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Financials 3720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Consumer Discretionary 3721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Utilities 3722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Communication Services 3723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Other Short Term Investments 3725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Energy 3726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Other Sectors 3727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Total Net Assets 3728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Derivative Instruments 3730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Information Technology 3756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Health Care 3757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Financials 3758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Consumer Discretionary 3759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Utilities 3760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Communication Services 3761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Industrials 3762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Energy 3763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Consumer Staples 3764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Materials 3765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Other Sectors 3766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Total Net Assets 3767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/T. Rowe Price Growth Stock Fund (I) | Information Technology 3797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
JNL/T. Rowe Price Growth Stock Fund (I) | Communication Services 3798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/T. Rowe Price Growth Stock Fund (I) | Consumer Discretionary 3799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/T. Rowe Price Growth Stock Fund (I) | Health Care 3800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/T. Rowe Price Growth Stock Fund (I) | Financials 3801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/T. Rowe Price Growth Stock Fund (I) | Industrials 3802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. Rowe Price Growth Stock Fund (I) | Materials 3803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/T. Rowe Price Growth Stock Fund (I) | Real Estate 3804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/T. Rowe Price Growth Stock Fund (I) | Consumer Staples 3805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/T. Rowe Price Growth Stock Fund (I) | Other Short Term Investments 3806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/T. Rowe Price Growth Stock Fund (I) | Total Net Assets 3807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Health Care 3835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Information Technology 3836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Consumer Discretionary 3837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Industrials 3838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Financials 3839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Communication Services 3840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Energy 3841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Consumer Staples 3842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Other Short Term Investments 3843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Materials 3844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Other Sectors 3845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Total Net Assets 3846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Derivative Instruments 3874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Non U S Government Agency A B S 3875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Government Securities 3876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Financials 3877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | U S Government Agency M B S 3878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Energy 3879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Industrials 3880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Other Short Term Investments 3881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Health Care 3882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Consumer Staples 3883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Other Sectors 3884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Total Net Assets 3885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	133.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Derivative Instruments 3887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Total Net Assets 3888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Communication Services 3916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Energy 3917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Consumer Discretionary 3918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Financials 3919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Industrials 3920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Information Technology 3921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Health Care 3922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Utilities 3923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Real Estate 3924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Other Short Term Investments 3925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Other Sectors 3926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Total Net Assets 3927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
JNL/T. ROWE PRICE VALUE FUND (I) | Financials 3949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
JNL/T. ROWE PRICE VALUE FUND (I) | Industrials 3950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/T. ROWE PRICE VALUE FUND (I) | Information Technology 3951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/T. ROWE PRICE VALUE FUND (I) | Health Care 3952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/T. ROWE PRICE VALUE FUND (I) | Energy 3953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/T. ROWE PRICE VALUE FUND (I) | Consumer Discretionary 3954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Communication Services 3955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/T. ROWE PRICE VALUE FUND (I) | Consumer Staples 3956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/T. ROWE PRICE VALUE FUND (I) | Materials 3957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Utilities 3958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/T. ROWE PRICE VALUE FUND (I) | Other Sectors 3959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/T. ROWE PRICE VALUE FUND (I) | Total Net Assets 3960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/WCM China Quality Growth Fund (I) | Industrials 3990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/WCM China Quality Growth Fund (I) | Information Technology 3991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
JNL/WCM China Quality Growth Fund (I) | Consumer Discretionary 3992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL/WCM China Quality Growth Fund (I) | Communication Services 3993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/WCM China Quality Growth Fund (I) | Financials 3994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WCM China Quality Growth Fund (I) | Consumer Staples 3995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/WCM China Quality Growth Fund (I) | Other Short Term Investments 3996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/WCM China Quality Growth Fund (I) | Securities Lending Collateral 3997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/WCM China Quality Growth Fund (I) | Health Care 3998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/WCM China Quality Growth Fund (I) | Total Net Assets 3999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
JNL/WCM Focused International Equity Fund (I) | Industrials 4019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
JNL/WCM Focused International Equity Fund (I) | Information Technology 4020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
JNL/WCM Focused International Equity Fund (I) | Financials 4021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/WCM Focused International Equity Fund (I) | Consumer Discretionary 4022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/WCM Focused International Equity Fund (I) | Communication Services 4023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/WCM Focused International Equity Fund (I) | Health Care 4024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/WCM Focused International Equity Fund (I) | Other Short Term Investments 4025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/WCM Focused International Equity Fund (I) | Consumer Staples 4026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/WCM Focused International Equity Fund (I) | Materials 4027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/WCM Focused International Equity Fund (I) | Energy 4028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/WCM Focused International Equity Fund (I) | Total Net Assets 4029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/Westchester Capital Event Driven Fund (I) | Derivative Instruments 4051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
JNL/Westchester Capital Event Driven Fund (I) | Communication Services 4052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
JNL/Westchester Capital Event Driven Fund (I) | Financials 4053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
JNL/Westchester Capital Event Driven Fund (I) | Industrials 4054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/Westchester Capital Event Driven Fund (I) | Health Care 4055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/Westchester Capital Event Driven Fund (I) | Other Short Term Investments 4056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Westchester Capital Event Driven Fund (I) | Consumer Discretionary 4057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Westchester Capital Event Driven Fund (I) | Information Technology 4058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Westchester Capital Event Driven Fund (I) | Materials 4059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Westchester Capital Event Driven Fund (I) | Investment Companies 4060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/Westchester Capital Event Driven Fund (I) | Other Sectors 4061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/Westchester Capital Event Driven Fund (I) | Total Net Assets 4062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	146.00%
JNL/Westchester Capital Event Driven Fund (I) | Derivative Instruments 4064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
JNL/Westchester Capital Event Driven Fund (I) | Materials 4065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL/Westchester Capital Event Driven Fund (I) | Investment Companies 4066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Westchester Capital Event Driven Fund (I) | Information Technology 4067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (I) | Industrials 4068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Westchester Capital Event Driven Fund (I) | Total Net Assets 4069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
JNL/William Blair International Leaders Fund (I) | Information Technology 4089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
JNL/William Blair International Leaders Fund (I) | Financials 4090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
JNL/William Blair International Leaders Fund (I) | Industrials 4091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL/William Blair International Leaders Fund (I) | Health Care 4092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/William Blair International Leaders Fund (I) | Consumer Discretionary 4093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/William Blair International Leaders Fund (I) | Communication Services 4094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/William Blair International Leaders Fund (I) | Utilities 4095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/William Blair International Leaders Fund (I) | Materials 4096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/William Blair International Leaders Fund (I) | Derivative Instruments 4097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/William Blair International Leaders Fund (I) | Total Net Assets 4098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/WMC BALANCED FUND (I) | Information Technology 4119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
JNL/WMC BALANCED FUND (I) | Government Securities 4120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/WMC BALANCED FUND (I) | Financials 4121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/WMC BALANCED FUND (I) | U S Government Agency M B S 4122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/WMC BALANCED FUND (I) | Consumer Discretionary 4123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/WMC BALANCED FUND (I) | Health Care 4124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/WMC BALANCED FUND (I) | Communication Services 4125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/WMC BALANCED FUND (I) | Industrials 4126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/WMC BALANCED FUND (I) | Consumer Staples 4127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/WMC BALANCED FUND (I) | Utilities 4128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC BALANCED FUND (I) | Other Sectors 4129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/WMC BALANCED FUND (I) | Total Net Assets 4130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/WMC BALANCED FUND (I) | U S Government Agency M B S 4132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/WMC BALANCED FUND (I) | Total Net Assets 4133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL/WMC Equity Income Fund (I) | Financials 4155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
JNL/WMC Equity Income Fund (I) | Health Care 4156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
JNL/WMC Equity Income Fund (I) | Information Technology 4157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/WMC Equity Income Fund (I) | Industrials 4158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/WMC Equity Income Fund (I) | Consumer Staples 4159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/WMC Equity Income Fund (I) | Utilities 4160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/WMC Equity Income Fund (I) | Energy 4161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/WMC Equity Income Fund (I) | Consumer Discretionary 4162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/WMC Equity Income Fund (I) | Materials 4163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/WMC Equity Income Fund (I) | Real Estate 4164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/WMC Equity Income Fund (I) | Other Sectors 4165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/WMC Equity Income Fund (I) | Total Net Assets 4166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Real Estate 4188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Consumer Discretionary 4189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Securities Lending Collateral 4190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Industrials 4191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Health Care 4192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Financials 4193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Information Technology 4194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Other Short Term Investments 4195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Total Net Assets 4196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
JNL/WMC VALUE FUND (I) | Financials 4218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
JNL/WMC VALUE FUND (I) | Health Care 4219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/WMC VALUE FUND (I) | Information Technology 4220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/WMC VALUE FUND (I) | Industrials 4221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/WMC VALUE FUND (I) | Energy 4222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/WMC VALUE FUND (I) | Communication Services 4223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/WMC VALUE FUND (I) | Consumer Staples 4224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/WMC VALUE FUND (I) | Utilities 4225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/WMC VALUE FUND (I) | Consumer Discretionary 4226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/WMC VALUE FUND (I) | Real Estate 4227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC VALUE FUND (I) | Other Sectors 4228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/WMC VALUE FUND (I) | Total Net Assets 4229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%